October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Small/Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
AAR Corp.(a)	5,366	$ 451,871
AeroVironment, Inc.(a)	4,943	1,828,465
AerSale Corp.(a)	6,945	51,532
AIRO Group Holdings, Inc.(a)(b)	1,590	26,012
Archer Aviation, Inc., Class A(a)	85,846	963,192
Astronics Corp.(a)(b)	4,519	222,244
ATI, Inc.(a)	21,867	2,164,177
BWX Technologies, Inc.	14,353	3,065,944
Byrna Technologies, Inc.(a)(b)	2,556	51,759
Cadre Holdings, Inc.	4,252	180,540
Carpenter Technology Corp.	7,506	2,371,145
Curtiss-Wright Corp.	5,849	3,484,425
Ducommun, Inc.(a)	2,079	190,748
Eve Holding, Inc., Class A(a)(b)	8,309	36,227
Hexcel Corp.	12,680	905,352
Huntington Ingalls Industries, Inc.	6,110	1,967,542
Intuitive Machines, Inc., Class A(a)(b)	17,078	203,741
Karman Holdings, Inc.(a)(b)	4,044	340,667
Kratos Defense & Security Solutions, Inc.(a)	25,890	2,345,634
Leonardo DRS, Inc.	11,717	428,374
Loar Holdings, Inc.(a)(b)	6,558	518,935
Mercury Systems, Inc.(a)	7,955	615,797
Moog, Inc., Class A	4,427	906,871
National Presto Industries, Inc.	790	84,506
Park Aerospace Corp.	2,627	50,333
Redwire Corp.(a)(b)	8,940	70,358
Rocket Lab Corp.(a)(b)	64,703	4,074,995
Satellogic, Inc., Class A(a)(b)	11,023	21,054
Spirit AeroSystems Holdings, Inc., Class A(a)	18,176	666,877
StandardAero, Inc.(a)	21,784	629,340
Textron, Inc.(b)	28,112	2,271,731
V2X, Inc.(a)	3,142	179,377
Voyager Technologies, Inc., Class A(a)	2,624	80,242
VSE Corp.	3,437	620,997
Woodward, Inc.	9,231	2,419,537
		34,490,541
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	18,277	2,814,475
Forward Air Corp.(a)(b)	3,450	64,895
GXO Logistics, Inc.(a)	17,576	987,947
Hub Group, Inc., Class A	9,274	341,561
Radiant Logistics, Inc.(a)	4,349	26,312
		4,235,190
Automobile Components — 1.0%
Adient PLC(a)	13,158	305,134
American Axle & Manufacturing Holdings, Inc.(a)(b)	19,143	118,687
BorgWarner, Inc.	34,258	1,471,724
Cooper-Standard Holdings, Inc.(a)	2,603	78,663
Dana, Inc.	20,169	409,431
Dorman Products, Inc.(a)(b)	4,157	557,578
Fox Factory Holding Corp.(a)	6,411	141,747
Garrett Motion, Inc.	21,901	371,003
Gentex Corp.	34,755	815,005
Gentherm, Inc.(a)	4,650	171,120
Goodyear Tire & Rubber Co.(a)	40,361	278,087
Holley, Inc.(a)	12,453	35,740
LCI Industries	3,725	385,500
Lear Corp.	8,517	891,304
Luminar Technologies, Inc., Class A(a)(b)	4,182	4,851
Security	Shares	Value
Automobile Components (continued)
Modine Manufacturing Co.(a)(b)	8,160	$ 1,250,194
Motorcar Parts of America, Inc.(a)	2,875	49,047
Patrick Industries, Inc.	4,963	517,988
Phinia, Inc.	6,145	318,987
QuantumScape Corp., Class A(a)(b)	66,384	1,224,121
Solid Power, Inc., Class A(a)(b)	21,901	137,538
Standard Motor Products, Inc.	3,197	118,705
Strattec Security Corp.(a)(b)	570	34,975
Visteon Corp.	4,425	474,183
XPEL, Inc.(a)	3,558	121,328
		10,282,640
Automobiles — 0.3%
Faraday Future Intelligent Electric, Inc.(a)(b)	14,673	20,249
Harley-Davidson, Inc.	17,585	474,443
Livewire Group, Inc.(a)(b)	6,820	37,373
Lucid Group, Inc.(a)(b)	18,844	334,481
Rivian Automotive, Inc., Class A(a)(b)	121,191	1,644,562
Thor Industries, Inc.	8,132	848,574
Winnebago Industries, Inc.	4,318	162,832
		3,522,514
Banks — 5.9%
1st Source Corp.	2,914	173,208
ACNB Corp.	1,301	58,779
Amalgamated Financial Corp.	3,871	105,523
Amerant Bancorp, Inc., Class A	5,448	91,363
Ameris Bancorp	10,121	724,866
Ames National Corp.	1,638	34,169
Arrow Financial Corp.	2,667	74,383
Associated Banc-Corp.	26,053	645,333
Atlantic Union Bankshares Corp.	21,827	709,814
Axos Financial, Inc.(a)	8,412	655,968
Banc of California, Inc.	19,841	336,702
BancFirst Corp.	3,141	341,929
Bancorp, Inc.(a)	7,020	458,897
Bank First Corp.	1,366	166,816
Bank of Hawaii Corp.	6,022	391,008
Bank of Marin Bancorp	2,028	52,221
Bank of NT Butterfield & Son Ltd.	6,909	319,610
Bank OZK	17,137	770,994
Bank7 Corp.	680	28,227
BankFinancial Corp.	2,527	27,923
BankUnited, Inc.	11,465	459,517
Bankwell Financial Group, Inc.	1,238	53,667
Banner Corp.	5,277	318,678
Bar Harbor Bankshares	2,443	71,653
BayCom Corp.	1,959	53,402
BCB Bancorp, Inc.	3,294	26,154
Beacon Financial Corp.	12,885	313,621
Blue Foundry Bancorp(a)	2,426	19,990
Blue Ridge Bankshares, Inc.(a)	8,816	39,496
BOK Financial Corp.	3,985	416,751
Bridgewater Bancshares, Inc.(a)	3,178	52,310
Burke & Herbert Financial Services Corp.	1,864	109,715
Business First Bancshares, Inc.	3,889	95,358
BV Financial, Inc.(a)	1,325	21,598
Byline Bancorp, Inc.	4,171	111,533
C&F Financial Corp.	494	33,795
Cadence Bank	16,734	631,541
California BanCorp(a)	2,563	47,390
Camden National Corp.	2,496	95,222
Capital Bancorp, Inc.	1,708	47,474

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	2,262	$ 87,992
Capitol Federal Financial, Inc.	18,425	111,287
Carter Bankshares, Inc.(a)(b)	3,597	61,437
Cathay General Bancorp	10,355	470,635
CB Financial Services, Inc.	694	22,465
Central Pacific Financial Corp.	3,688	105,145
CF Bankshares, Inc.	423	9,814
Chemung Financial Corp.	924	46,819
ChoiceOne Financial Services, Inc.	2,175	62,292
Citizens & Northern Corp.	2,788	53,976
Citizens Community Bancorp, Inc.	2,165	33,882
Citizens Financial Services, Inc.	691	37,860
City Holding Co.	2,147	253,088
Civista Bancshares, Inc.	2,428	52,275
CNB Financial Corp.	4,354	107,108
Coastal Financial Corp.(a)	2,179	232,064
Colony Bankcorp, Inc.	2,758	44,100
Columbia Banking System, Inc.	47,703	1,278,440
Columbia Financial, Inc.(a)(b)	4,215	62,171
Comerica, Inc.	20,330	1,555,245
Commerce Bancshares, Inc.	19,677	1,035,601
Community Financial System, Inc.	8,043	446,226
Community Trust Bancorp, Inc.	2,457	125,786
Community West Bancshares	2,525	53,480
ConnectOne Bancorp, Inc.	7,122	171,355
Cullen/Frost Bankers, Inc.	9,478	1,167,121
Customers Bancorp, Inc.(a)	4,960	332,915
CVB Financial Corp.	21,928	402,817
Dime Community Bancshares, Inc.	6,363	167,029
Eagle Bancorp Montana, Inc.	619	10,046
Eagle Bancorp, Inc.	4,339	72,678
Eagle Financial Services, Inc.	376	13,615
East West Bancorp, Inc.	21,569	2,191,410
Eastern Bankshares, Inc.	31,394	550,337
Enterprise Financial Services Corp.	5,597	293,115
Equity Bancshares, Inc., Class A	2,624	106,298
Esquire Financial Holdings, Inc.	1,047	98,209
Farmers & Merchants Bancorp, Inc.	1,982	47,370
Farmers National Banc Corp.	6,315	81,969
FB Bancorp, Inc.(a)	2,613	31,670
FB Financial Corp.	6,957	375,748
Fidelity D&D Bancorp, Inc.	913	39,880
Financial Institutions, Inc.	3,016	85,745
Finward Bancorp	1,023	35,958
Finwise Bancorp(a)(b)	1,426	27,365
First Bancorp, Inc.	2,127	52,728
First BanCorp./Puerto Rico	24,791	483,177
First Bancorp/Southern Pines NC	6,156	298,812
First Bank	3,490	54,514
First Busey Corp.	12,825	286,767
First Business Financial Services, Inc.	1,197	60,580
First Capital, Inc.	426	18,339
First Commonwealth Financial Corp.	15,976	244,273
First Community Bankshares, Inc.	2,467	79,783
First Community Corp.	1,222	32,762
First Financial Bancorp	14,517	339,843
First Financial Bankshares, Inc.	20,528	634,110
First Financial Corp.	1,873	99,868
First Foundation, Inc.(a)	9,264	50,396
First Hawaiian, Inc.	21,443	525,997
First Horizon Corp.	80,715	1,724,072
First Internet Bancorp	1,365	24,215
First Interstate BancSystem, Inc., Class A	14,055	439,219
Security	Shares	Value
Banks (continued)
First Merchants Corp.	9,237	$ 327,729
First Mid Bancshares, Inc.	3,209	114,658
First National Corp.	1,084	24,412
First Savings Financial Group, Inc.	597	17,671
First United Corp.	991	34,219
First Western Financial, Inc.(a)	903	20,850
Firstsun Capital Bancorp(a)(b)	1,792	61,000
Five Star Bancorp	2,808	99,712
Flagstar Financial, Inc.	46,552	531,624
Flushing Financial Corp.	4,857	66,395
FNB Corp.	58,666	922,230
Franklin Financial Services Corp.	605	27,407
FS Bancorp, Inc.	1,168	45,190
Fulton Financial Corp.	26,955	468,208
FVCBankcorp, Inc.	1,981	24,208
GBank Financial Holdings, Inc.(a)	1,439	52,193
German American Bancorp, Inc.	5,321	205,071
Glacier Bancorp, Inc.	20,987	857,319
Great Southern Bancorp, Inc.	1,318	73,413
Greene County Bancorp, Inc.	1,059	23,245
Hancock Whitney Corp.	14,374	820,899
Hanmi Financial Corp.	4,620	121,968
Hanover Bancorp, Inc.(b)	466	9,651
HarborOne Bancorp, Inc.	6,107	73,895
Hawthorn Bancshares, Inc.	1,035	31,267
HBT Financial, Inc.	1,928	47,024
Heritage Commerce Corp.	9,363	97,375
Heritage Financial Corp.	5,193	115,233
Hilltop Holdings, Inc.	7,366	237,922
Hingham Institution For Savings(b)	237	69,740
Home Bancorp, Inc.	975	51,821
Home BancShares, Inc.	30,723	820,611
HomeTrust Bancshares, Inc.	2,459	96,663
Hope Bancorp, Inc.	18,882	198,072
Horizon Bancorp, Inc.	7,073	110,339
Independent Bank Corp.	10,127	598,928
International Bancshares Corp.	8,599	570,802
Investar Holding Corp.	1,625	38,610
John Marshall Bancorp, Inc.	2,200	42,020
Kearny Financial Corp.	7,547	48,225
Lakeland Financial Corp.	3,825	218,216
Landmark Bancorp, Inc.	406	10,430
LCNB Corp.	2,534	38,922
LINKBANCORP, Inc.	2,736	19,234
Live Oak Bancshares, Inc.	5,460	170,024
MainStreet Bancshares, Inc.	550	10,203
Mechanics Bancorp, Class A(a)	4,555	60,991
Mercantile Bank Corp.	2,590	113,572
Meridian Corp.	1,142	16,319
Metrocity Bankshares, Inc.	3,148	80,620
Metropolitan Bank Holding Corp.	1,514	100,333
Mid Penn Bancorp, Inc.	2,906	82,676
Middlefield Banc Corp.	1,202	39,185
Midland States Bancorp, Inc.	3,020	44,213
MidWestOne Financial Group, Inc.	2,274	84,115
MVB Financial Corp.	2,086	53,360
National Bank Holdings Corp., Class A	5,673	202,299
National Bankshares, Inc.	695	19,898
NB Bancorp, Inc.	4,813	86,971
NBT Bancorp, Inc.	7,817	316,354
Nicolet Bankshares, Inc.	2,046	241,714
Northeast Bank	1,055	91,025
Northeast Community Bancorp, Inc.	2,015	39,575
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Northfield Bancorp, Inc.	6,432	$ 65,735
Northpointe Bancshares, Inc.(b)	2,122	33,634
Northrim BanCorp, Inc.	3,600	79,128
Northwest Bancshares, Inc.	22,134	259,189
Norwood Financial Corp.	1,633	43,454
Oak Valley Bancorp	1,328	36,228
OceanFirst Financial Corp.	9,287	168,838
OFG Bancorp	6,947	268,571
Ohio Valley Banc Corp.	388	13,580
Old National Bancorp	54,638	1,116,254
Old Second Bancorp, Inc.	7,376	132,399
OP Bancorp	2,368	31,613
Orange County Bancorp, Inc.	2,064	50,465
Origin Bancorp, Inc.	4,429	153,509
Orrstown Financial Services, Inc.	2,409	80,172
Park National Corp.	2,272	345,776
Parke Bancorp, Inc.	2,375	51,324
Pathward Financial, Inc.	3,612	245,833
Patriot National Bancorp, Inc.(a)(b)	6,510	7,747
PCB Bancorp	2,030	42,772
Peapack-Gladstone Financial Corp.	2,651	67,070
Peoples Bancorp of North Carolina, Inc.	565	16,628
Peoples Bancorp, Inc.	5,658	161,819
Peoples Financial Services Corp.	1,280	57,011
Pinnacle Financial Partners, Inc.	12,053	1,027,036
Pioneer Bancorp, Inc.(a)(b)	2,062	27,095
Plumas Bancorp	978	40,137
Ponce Financial Group, Inc.(a)	2,258	31,860
Popular, Inc.	10,583	1,179,687
Preferred Bank/Los Angeles CA	621	56,045
Primis Financial Corp.	2,737	29,792
Princeton Bancorp, Inc.	1,181	36,705
Prosperity Bancshares, Inc.	14,714	968,476
Provident Bancorp, Inc.(a)	1,698	21,650
Provident Financial Services, Inc.	15,185	277,734
QCR Holdings, Inc.(b)	2,440	181,512
RBB Bancorp	3,188	59,392
Red River Bancshares, Inc.	743	49,083
Renasant Corp.	14,281	480,270
Republic Bancorp, Inc., Class A	1,406	92,655
Richmond Mutual BanCorp, Inc.	699	9,318
Riverview Bancorp, Inc.	1,844	9,552
S&T Bancorp, Inc.	5,859	214,674
SB Financial Group, Inc.	640	12,518
Seacoast Banking Corp. of Florida	12,987	393,506
ServisFirst Bancshares, Inc.	8,519	598,630
Shore Bancshares, Inc.	5,379	83,966
Sierra Bancorp	2,138	61,532
Simmons First National Corp., Class A	21,414	372,175
SmartFinancial, Inc.	2,255	78,857
Sound Financial Bancorp, Inc.	212	9,464
South Plains Financial, Inc.	2,102	76,723
Southern First Bancshares, Inc.(a)	1,241	54,405
Southern Missouri Bancorp, Inc.	1,499	78,608
Southside Bancshares, Inc.	4,415	124,150
Southstate Bank Corp.	15,851	1,405,191
Stellar Bancorp, Inc.	7,060	207,776
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	4,049	263,266
Synovus Financial Corp.	22,189	990,517
Texas Capital Bancshares, Inc.(a)	7,014	588,054
TFS Financial Corp.	8,591	114,260
Security	Shares	Value
Banks (continued)
Third Coast Bancshares, Inc.(a)	1,731	$ 63,614
Timberland Bancorp, Inc.	1,278	41,049
Tompkins Financial Corp.	2,122	134,662
Towne Bank/Portsmouth VA	14,835	482,286
TriCo Bancshares	5,067	224,113
Triumph Financial, Inc.(a)	3,409	185,654
TrustCo Bank Corp./New York	2,733	103,061
Trustmark Corp.	8,606	320,315
UMB Financial Corp.	11,192	1,196,201
Union Bankshares, Inc.	368	8,398
United Bankshares, Inc.	21,791	779,900
United Community Banks, Inc.	18,536	541,251
United Security Bancshares	1,124	10,301
Unity Bancorp, Inc.	1,288	58,488
Univest Financial Corp.	4,696	137,875
USCB Financial Holdings, Inc., Class A	1,779	30,706
Valley National Bancorp	75,649	822,305
Virginia National Bankshares Corp.	903	35,921
WaFd, Inc.	12,335	358,085
Washington Trust Bancorp, Inc.	2,793	76,081
Webster Financial Corp.	26,884	1,533,463
WesBanco, Inc.	14,653	441,055
West BanCorp, Inc.	2,424	51,559
Westamerica BanCorp	3,948	188,122
Western Alliance Bancorp	17,163	1,327,558
Western New England Bancorp, Inc.	3,226	36,680
Wintrust Financial Corp.	10,670	1,387,313
WSFS Financial Corp.	8,894	463,288
Zions Bancorp N.A.	22,400	1,167,264
		63,667,547
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)(b)	1,259	260,601
Celsius Holdings, Inc.(a)	25,688	1,547,188
Coca-Cola Consolidated, Inc.	8,248	1,075,374
MGP Ingredients, Inc.	2,152	52,078
National Beverage Corp.(a)	3,491	119,637
Primo Brands Corp.	40,510	890,005
Vita Coco Co., Inc.(a)(b)	6,841	281,712
Zevia PBC, Class A(a)	5,455	12,874
		4,239,469
Biotechnology — 5.5%
4D Molecular Therapeutics, Inc.(a)	5,630	64,745
Abeona Therapeutics, Inc.(a)(b)	7,346	35,334
Absci Corp.(a)(b)	16,986	72,700
ACADIA Pharmaceuticals, Inc.(a)	19,906	451,866
ADC Therapeutics SA(a)(b)	12,004	53,538
ADMA Biologics, Inc.(a)	35,273	546,026
Agios Pharmaceuticals, Inc.(a)	9,340	403,862
Akebia Therapeutics, Inc.(a)(b)	39,452	87,189
Akero Therapeutics, Inc.(a)	10,629	576,092
Aldeyra Therapeutics, Inc.(a)(b)	7,981	40,464
Alector, Inc.(a)	9,387	13,799
Alkermes PLC(a)	24,852	762,956
Allogene Therapeutics, Inc.(a)(b)	21,990	27,268
Altimmune, Inc.(a)(b)	10,771	43,623
Amicus Therapeutics, Inc.(a)	41,674	376,316
AnaptysBio, Inc.(a)(b)	2,976	108,862
Anavex Life Sciences Corp.(a)(b)	13,159	104,877
Anika Therapeutics, Inc.(a)	1,887	18,398
Annexon, Inc.(a)	12,220	38,615
Apellis Pharmaceuticals, Inc.(a)	16,746	359,537
Apogee Therapeutics, Inc.(a)	4,974	281,479

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Arbutus Biopharma Corp.(a)	22,306	$ 105,507
Arcellx, Inc.(a)(b)	5,560	501,790
Arcturus Therapeutics Holdings, Inc.(a)(b)	3,681	36,700
Arcus Biosciences, Inc.(a)	10,164	200,434
Arcutis Biotherapeutics, Inc.(a)(b)	16,575	419,513
Ardelyx, Inc.(a)	36,350	220,281
ArriVent Biopharma, Inc.(a)(b)	3,171	59,393
Arrowhead Pharmaceuticals, Inc.(a)	18,502	784,300
ARS Pharmaceuticals, Inc.(a)(b)	8,342	74,744
Astria Therapeutics, Inc.(a)(b)	7,000	88,410
aTyr Pharma, Inc.(a)	13,663	11,832
Aura Biosciences, Inc.(a)(b)	6,875	42,144
Aurinia Pharmaceuticals, Inc.(a)	17,813	234,597
Avidity Biosciences, Inc.(a)(b)	15,907	1,111,104
Avita Medical, Inc.(a)(b)	4,188	16,208
Beam Therapeutics, Inc.(a)	14,614	365,496
Benitec Biopharma, Inc.(a)	2,312	37,824
Bicara Therapeutics, Inc.(a)	5,641	91,666
BioCryst Pharmaceuticals, Inc.(a)	32,030	234,460
Biohaven Ltd.(a)	15,369	264,347
Bridgebio Pharma, Inc.(a)(b)	24,363	1,526,098
Bright Minds Biosciences, Inc.(a)	732	40,077
Candel Therapeutics, Inc.(a)(b)	6,583	35,417
Capricor Therapeutics, Inc.(a)(b)	5,410	35,219
Cardiff Oncology, Inc.(a)(b)	7,264	17,070
CareDx, Inc.(a)	8,164	122,460
Caris Life Sciences, Inc.(a)	3,497	105,190
Cartesian Therapeutics, Inc.(a)(b)	1,749	14,289
Catalyst Pharmaceuticals, Inc.(a)	17,268	367,290
Celcuity, Inc.(a)(b)	4,292	331,171
Celldex Therapeutics, Inc.(a)	9,923	265,242
CG oncology, Inc.(a)	8,369	362,127
Cidara Therapeutics, Inc.(a)	2,559	279,545
Cogent Biosciences, Inc.(a)	20,796	338,975
Coherus Oncology, Inc.(a)(b)	22,239	37,362
Compass Therapeutics, Inc.(a)	13,304	49,757
Corvus Pharmaceuticals, Inc.(a)	8,512	68,436
CRISPR Therapeutics AG(a)(b)	13,109	838,845
Cullinan Therapeutics, Inc.(a)	7,949	68,838
Cytokinetics, Inc.(a)	17,874	1,136,608
Day One Biopharmaceuticals, Inc.(a)	10,222	76,052
Denali Therapeutics, Inc.(a)	20,516	334,000
Design Therapeutics, Inc.(a)	3,449	23,108
DiaMedica Therapeutics, Inc.(a)(b)	3,522	24,865
Dianthus Therapeutics, Inc.(a)	3,140	109,837
Disc Medicine, Inc.(a)	3,739	322,377
Dynavax Technologies Corp.(a)	15,926	163,401
Dyne Therapeutics, Inc.(a)	17,468	394,427
Editas Medicine, Inc.(a)	12,174	37,496
Eledon Pharmaceuticals, Inc.(a)(b)	10,548	45,567
Emergent BioSolutions, Inc.(a)	8,380	104,582
Enanta Pharmaceuticals, Inc.(a)	3,569	39,116
Entrada Therapeutics, Inc.(a)	4,226	29,371
Erasca, Inc.(a)(b)	25,319	61,272
Exact Sciences Corp.(a)	29,189	1,888,236
Exelixis, Inc.(a)	41,156	1,591,503
Fate Therapeutics, Inc.(a)	12,442	16,797
Fennec Pharmaceuticals, Inc.(a)	2,977	24,411
Foghorn Therapeutics, Inc.(a)(b)	4,633	20,432
Geron Corp.(a)	89,946	113,332
Gossamer Bio, Inc.(a)	29,510	72,300
GRAIL, Inc.(a)	4,707	432,715
Greenwich Lifesciences, Inc.(a)(b)	1,301	11,982
Security	Shares	Value
Biotechnology (continued)
Gyre Therapeutics, Inc.(a)(b)	1,694	$ 13,129
Halozyme Therapeutics, Inc.(a)	19,169	1,249,627
Heron Therapeutics, Inc.(a)(b)	20,897	24,241
Humacyte, Inc.(a)(b)	18,654	31,152
Ideaya Biosciences, Inc.(a)	12,557	400,066
ImmunityBio, Inc.(a)(b)	36,245	86,988
Immunome, Inc.(a)(b)	11,049	177,557
Immunovant, Inc.(a)(b)	10,157	250,675
Inhibikase Therapeutics, Inc.(a)(b)	6,891	10,130
Inhibrx Biosciences, Inc.(a)(b)	1,426	116,447
Inmune Bio, Inc.(a)(b)	2,296	4,202
Insmed, Inc.(a)	29,088	5,515,085
Intellia Therapeutics, Inc.(a)(b)	15,631	197,263
Ionis Pharmaceuticals, Inc.(a)	24,481	1,818,938
Iovance Biotherapeutics, Inc.(a)(b)	38,501	75,847
Ironwood Pharmaceuticals, Inc., Class A(a)	18,530	35,578
Jade Biosciences, Inc.(b)	4,960	48,608
Janux Therapeutics, Inc.(a)(b)	6,093	174,930
KalVista Pharmaceuticals, Inc.(a)(b)	6,156	67,162
Keros Therapeutics, Inc.(a)	5,078	77,287
Kodiak Sciences, Inc.(a)(b)	5,314	96,316
Korro Bio, Inc.(a)(b)	609	24,914
Krystal Biotech, Inc.(a)	3,728	736,317
Kura Oncology, Inc.(a)	11,320	116,256
Kymera Therapeutics, Inc.(a)	7,738	478,518
Larimar Therapeutics, Inc.(a)	5,058	19,676
Lexeo Therapeutics, Inc.(a)(b)	2,923	29,259
Madrigal Pharmaceuticals, Inc.(a)	2,874	1,203,919
MannKind Corp.(a)	45,219	252,774
MeiraGTx Holdings PLC(a)	6,408	58,185
Metsera, Inc.(a)	8,331	525,186
MiMedx Group, Inc.(a)(b)	18,447	141,120
Mineralys Therapeutics, Inc.(a)	6,190	252,923
Mirum Pharmaceuticals, Inc.(a)(b)	6,585	478,400
Monopar Therapeutics, Inc.(a)(b)	593	51,093
Monte Rosa Therapeutics, Inc.(a)(b)	5,824	74,838
Myriad Genetics, Inc.(a)	14,428	116,001
Neurocrine Biosciences, Inc.(a)	15,045	2,154,594
Neurogene, Inc.(a)	1,645	56,358
Nkarta, Inc.(a)	5,860	12,365
Novavax, Inc.(a)(b)	22,582	189,689
Nurix Therapeutics, Inc.(a)	11,904	154,038
Nuvalent, Inc., Class A(a)	6,559	651,440
Nuvectis Pharma, Inc.(a)(b)	2,341	15,708
Olema Pharmaceuticals, Inc.(a)(b)	8,639	77,492
Organogenesis Holdings, Inc., Class A(a)(b)	10,612	45,101
ORIC Pharmaceuticals, Inc.(a)	9,332	122,809
Oruka Therapeutics, Inc.(a)(b)	4,102	115,553
Palvella Therapeutics, Inc.(a)	1,056	84,311
Perspective Therapeutics, Inc.(a)	7,773	21,220
Praxis Precision Medicines, Inc.(a)	3,067	609,597
Precigen, Inc.(a)(b)	21,923	90,761
Prime Medicine, Inc.(a)(b)	9,010	44,509
Protagonist Therapeutics, Inc.(a)	8,740	687,139
Protalix BioTherapeutics, Inc.(a)(b)	12,426	29,450
Protara Therapeutics, Inc.(a)	4,023	20,839
Prothena Corp. PLC(a)	5,972	64,199
PTC Therapeutics, Inc.(a)	11,756	803,052
Puma Biotechnology, Inc.(a)	11,297	57,615
Recursion Pharmaceuticals, Inc., Class A(a)(b)	58,982	325,581
REGENXBIO, Inc.(a)(b)	7,263	92,749
Relay Therapeutics, Inc.(a)	19,702	140,672
Replimune Group, Inc.(a)(b)	10,286	100,083
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Revolution Medicines, Inc.(a)	26,753	$ 1,574,147
Rezolute, Inc.(a)	10,301	96,005
Rhythm Pharmaceuticals, Inc.(a)	8,231	936,359
Rigel Pharmaceuticals, Inc.(a)	2,629	83,024
Rocket Pharmaceuticals, Inc.(a)	12,490	47,087
Roivant Sciences Ltd.(a)	60,883	1,217,051
Sana Biotechnology, Inc.(a)(b)	19,463	96,342
Sarepta Therapeutics, Inc.(a)	14,189	340,678
Savara, Inc.(a)(b)	20,260	84,079
Scholar Rock Holding Corp.(a)(b)	12,434	368,295
SELLAS Life Sciences Group, Inc.(a)(b)	16,387	29,824
Sionna Therapeutics, Inc.(a)(b)	1,924	73,516
Soleno Therapeutics, Inc.(a)	6,738	452,524
Solid Biosciences, Inc.(a)	10,233	55,156
Spyre Therapeutics, Inc.(a)	7,463	182,545
Stoke Therapeutics, Inc.(a)(b)	7,162	215,146
Summit Therapeutics, Inc.(a)(b)	19,121	361,578
Syndax Pharmaceuticals, Inc.(a)	14,517	198,883
Tango Therapeutics, Inc.(a)	11,836	95,990
Taysha Gene Therapies, Inc.(a)(b)	27,655	137,169
Tectonic Therapeutic, Inc.(a)(b)	1,775	32,394
TG Therapeutics, Inc.(a)	22,139	769,994
Tonix Pharmaceuticals Holding Corp.(a)(b)	1,194	22,232
Travere Therapeutics, Inc.(a)	13,709	482,008
TuHURA Biosciences, Inc.(a)(b)	3,716	9,476
Twist Bioscience Corp.(a)(b)	9,180	301,930
Tyra Biosciences, Inc.(a)(b)	3,517	55,709
Ultragenyx Pharmaceutical, Inc.(a)	13,919	481,597
United Therapeutics Corp.(a)	6,922	3,083,266
Upstream Bio, Inc.(a)(b)	5,366	138,711
UroGen Pharma Ltd.(a)(b)	6,828	139,769
Vanda Pharmaceuticals, Inc.(a)(b)	9,557	41,573
Vaxcyte, Inc.(a)(b)	17,996	814,859
Vera Therapeutics, Inc., Class A(a)	7,910	225,119
Veracyte, Inc.(a)	12,004	433,104
Verastem, Inc.(a)	6,853	64,761
Vericel Corp.(a)	7,556	264,913
Viking Therapeutics, Inc.(a)(b)	17,796	677,672
Vir Biotechnology, Inc.(a)	14,121	84,161
Viridian Therapeutics, Inc.(a)	10,490	247,879
Voyager Therapeutics, Inc.(a)	6,114	28,552
Xencor, Inc.(a)	10,315	151,734
Xenon Pharmaceuticals, Inc.(a)	11,680	489,626
XOMA Royalty Corp.(a)(b)	1,120	36,938
Zenas Biopharma, Inc.(a)(b)	2,606	81,437
Zymeworks, Inc.(a)	7,470	142,565
		59,090,399
Broadline Retail — 0.3%
Dillard’s, Inc., Class A	470	282,038
Etsy, Inc.(a)	15,489	960,318
Groupon, Inc.(a)	3,702	74,521
Kohl’s Corp.	15,879	258,351
Macy’s, Inc.	42,002	818,619
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,592	1,158,809
Savers Value Village, Inc.(a)(b)	6,313	58,143
		3,610,799
Building Products — 1.7%
A.O. Smith Corp.	17,612	1,162,216
AAON, Inc.	10,646	1,047,459
Advanced Drainage Systems, Inc.	11,046	1,546,992
Allegion PLC	13,389	2,219,495
Security	Shares	Value
Building Products (continued)
American Woodmark Corp.(a)	2,309	$ 147,153
Apogee Enterprises, Inc.	3,339	122,241
Armstrong World Industries, Inc.	6,721	1,279,880
AZZ, Inc.	4,403	439,640
CSW Industrials, Inc.	2,553	639,322
Fortune Brands Innovations, Inc.	19,232	976,986
Gibraltar Industries, Inc.(a)	4,506	281,129
Griffon Corp.	6,387	472,702
Hayward Holdings, Inc.(a)	32,150	545,585
Insteel Industries, Inc.	2,821	88,128
Janus International Group, Inc.(a)	21,117	202,723
JELD-WEN Holding, Inc.(a)	12,764	55,396
Masterbrand, Inc.(a)	19,399	245,009
Owens Corning	13,258	1,687,876
Quanex Building Products Corp.	7,094	100,806
Resideo Technologies, Inc.(a)	21,500	920,200
Simpson Manufacturing Co., Inc.	6,599	1,164,723
Tecnoglass, Inc.	3,717	221,645
Trex Co., Inc.(a)	16,707	807,282
UFP Industries, Inc.	9,503	875,511
Zurn Elkay Water Solutions Corp.	23,600	1,111,796
		18,361,895
Capital Markets — 2.7%
Acadian Asset Management, Inc.	4,657	224,002
Affiliated Managers Group, Inc.	4,379	1,042,027
AlTi Global, Inc., Class A(a)(b)	7,870	31,008
Artisan Partners Asset Management, Inc., Class A	11,121	485,543
Bakkt Holdings, Inc., Class A(a)	996	27,559
BGC Group, Inc., Class A	59,361	542,560
Carlyle Group, Inc.	41,501	2,212,833
Cohen & Steers, Inc.	4,595	313,930
Diamond Hill Investment Group, Inc., Class A	590	75,726
DigitalBridge Group, Inc., Class A	26,824	317,328
Donnelley Financial Solutions, Inc.(a)	4,096	188,211
Evercore, Inc., Class A	5,813	1,712,277
FactSet Research Systems, Inc.	5,957	1,589,328
Forge Global Holdings, Inc.(a)	1,269	27,842
Franklin Resources, Inc.	50,023	1,131,020
Freedom Holding Corp.(a)	2,779	427,021
GCM Grosvenor, Inc., Class A	7,820	90,008
Hamilton Lane, Inc., Class A	6,376	726,609
Houlihan Lokey, Inc., Class A	8,764	1,569,457
Invesco Ltd.	58,025	1,375,192
Janus Henderson Group PLC	20,605	897,554
Jefferies Financial Group, Inc.	24,430	1,290,637
Lazard, Inc.	15,265	744,932
Marex Group PLC	8,813	267,475
MarketAxess Holdings, Inc.	5,603	896,816
MarketWise, Inc., Class A	640	10,867
Moelis & Co., Class A	5,617	355,725
Morningstar, Inc.	3,589	761,945
Open Lending Corp.(a)	15,919	30,246
P10, Inc., Class A	3,292	33,447
Patria Investments Ltd., Class A	10,041	146,297
Perella Weinberg Partners, Class A	9,636	180,000
Piper Sandler Cos.	2,833	904,464
PJT Partners, Inc., Class A	3,665	590,468
SEI Investments Co.	16,624	1,340,061
Siebert Financial Corp.(a)(b)	2,509	7,050
Silvercrest Asset Management Group, Inc., Class A	2,576	36,425
StepStone Group, Inc., Class A	11,290	687,335
Stifel Financial Corp.	16,341	1,935,265

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
StoneX Group, Inc.(a)	7,379	$ 678,278
TPG, Inc., Class A	21,237	1,168,884
Value Line, Inc.	72	2,639
Victory Capital Holdings, Inc., Class A	7,278	453,201
Virtu Financial, Inc., Class A	13,470	469,295
Virtus Investment Partners, Inc.	1,308	212,969
Westwood Holdings Group, Inc.	1,819	30,468
WisdomTree, Inc.	19,268	230,445
XP, Inc., Class A	64,357	1,172,585
		29,645,254
Chemicals — 1.7%
AdvanSix, Inc.	4,085	75,940
Albemarle Corp.	18,649	1,831,891
American Vanguard Corp.(a)	4,706	21,036
Arq, Inc.(a)	4,881	32,410
Ashland, Inc.	7,118	348,070
ASP Isotopes, Inc.(a)(b)	12,845	130,120
Aspen Aerogels, Inc.(a)(b)	9,731	79,210
Avient Corp.	13,953	447,473
Axalta Coating Systems Ltd.(a)	34,602	985,119
Balchem Corp.	5,086	780,142
Cabot Corp.	8,938	603,136
Celanese Corp., Class A	17,730	681,541
Chemours Co.	22,896	306,577
Core Molding Technologies, Inc.(a)	749	13,415
Eastman Chemical Co.	18,144	1,079,931
Ecovyst, Inc.(a)	16,648	136,347
Element Solutions, Inc.	35,682	953,423
Flotek Industries, Inc.(a)	2,355	40,765
FMC Corp.	19,164	290,718
Hawkins, Inc.	2,957	419,450
HB Fuller Co.	8,347	478,867
Huntsman Corp.	25,432	210,577
Ingevity Corp.(a)	5,567	299,059
Innospec, Inc.	3,557	261,724
Intrepid Potash, Inc.(a)(b)	1,632	43,460
Koppers Holdings, Inc.	3,134	88,441
Kronos Worldwide, Inc.	3,945	19,409
LSB Industries, Inc.(a)	8,794	74,133
Mativ Holdings, Inc.	8,107	86,583
Minerals Technologies, Inc.	4,756	269,903
Mosaic Co.	49,611	1,361,822
NewMarket Corp.	915	702,629
Olin Corp.	19,315	399,821
Orion SA	8,810	46,693
Perimeter Solutions, Inc.(a)	21,267	499,987
PureCycle Technologies, Inc.(a)(b)	20,078	232,503
Quaker Chemical Corp.	2,320	322,225
Rayonier Advanced Materials, Inc.(a)	9,905	68,840
RPM International, Inc.	19,806	2,164,400
Scotts Miracle-Gro Co.	6,783	363,026
Sensient Technologies Corp.	6,653	627,311
Solesence, Inc.(a)	2,587	8,460
Stepan Co.	3,026	131,177
Trinseo PLC	5,586	8,156
Tronox Holdings PLC	18,292	64,022
Valhi, Inc.	773	10,722
		18,100,664
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	10,012	430,516
ACCO Brands Corp.	11,796	44,353
Acme United Corp.(b)	726	27,595
Security	Shares	Value
Commercial Services & Supplies (continued)
ACV Auctions, Inc., Class A(a)	25,361	$ 230,024
BrightView Holdings, Inc.(a)	13,534	166,739
Brink’s Co.	6,537	726,653
Casella Waste Systems, Inc., Class A(a)(b)	9,395	832,115
CECO Environmental Corp.(a)(b)	4,434	216,778
Cimpress PLC(a)	2,369	163,959
Clean Harbors, Inc.(a)	7,933	1,669,976
CompX International, Inc., Class A	59	1,327
CoreCivic, Inc.(a)	17,846	330,686
Deluxe Corp.	7,116	128,871
Ennis, Inc.	3,613	59,253
Enviri Corp.(a)	12,023	146,801
GEO Group, Inc.(a)	20,642	350,295
Healthcare Services Group, Inc.(a)	11,309	202,092
HNI Corp.	7,013	286,972
Interface, Inc., Class A	8,942	222,656
Liquidity Services, Inc.(a)	3,621	86,687
MillerKnoll, Inc.	10,718	167,415
Montrose Environmental Group, Inc.(a)	4,905	126,941
MSA Safety, Inc.	5,810	912,344
NL Industries, Inc.	1,499	9,069
OPENLANE, Inc.(a)	16,365	432,363
Perma-Fix Environmental Services, Inc.(a)(b)	2,512	34,389
Pitney Bowes, Inc.	8,042	79,455
Quad/Graphics, Inc., Class A	5,703	31,424
Steelcase, Inc., Class A	12,767	203,761
Tetra Tech, Inc.	40,933	1,309,037
UniFirst Corp.	2,307	356,086
Vestis Corp.	17,647	92,647
Virco Mfg. Corp.	1,166	8,535
		10,087,814
Communications Equipment(a) — 1.2%
ADTRAN Holdings, Inc.(b)	12,027	125,321
Applied Optoelectronics, Inc.(b)	8,342	296,642
Aviat Networks, Inc.	1,545	38,563
BK Technologies Corp.	311	23,235
Calix, Inc.	9,104	622,896
Ciena Corp.	22,031	4,184,127
Clearfield, Inc.(b)	1,869	65,976
CommScope Holding Co., Inc.	34,102	589,965
Digi International, Inc.	5,473	200,750
Extreme Networks, Inc.	21,457	408,112
F5, Inc.(b)	8,960	2,267,328
Harmonic, Inc.	16,762	179,353
Inseego Corp.(b)	1,724	28,687
Lumentum Holdings, Inc.	10,769	2,170,600
NETGEAR, Inc.	4,366	151,588
NetScout Systems, Inc.	10,278	285,728
Ribbon Communications, Inc.	14,429	48,481
Viasat, Inc.	18,502	736,750
Viavi Solutions, Inc.	33,799	598,242
		13,022,344
Construction & Engineering — 2.8%
AECOM	20,642	2,773,253
Ameresco, Inc., Class A(a)(b)	4,984	196,968
API Group Corp.(a)	57,458	2,115,604
Arcosa, Inc.	7,658	781,116
Argan, Inc.	2,031	621,913
Bowman Consulting Group Ltd.(a)	2,091	90,519
Centuri Holdings, Inc.(a)	11,268	227,501
Comfort Systems USA, Inc.	5,439	5,251,790
Concrete Pumping Holdings, Inc.	3,411	21,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Construction Partners, Inc., Class A(a)(b)	7,350	$ 840,472
Dycom Industries, Inc.(a)	4,378	1,259,945
EMCOR Group, Inc.	6,916	4,673,694
Everus Construction Group, Inc.(a)	7,747	704,125
Fluor Corp.(a)	25,439	1,240,660
Granite Construction, Inc.	6,956	715,842
Great Lakes Dredge & Dock Corp.(a)	10,072	114,317
IES Holdings, Inc.(a)	1,362	533,741
Limbach Holdings, Inc.(a)	1,576	148,900
MasTec, Inc.(a)	9,751	1,990,764
Matrix Service Co.(a)	3,991	59,945
MYR Group, Inc.(a)	2,379	517,908
NWPX Infrastructure, Inc.(a)	1,333	80,193
Orion Group Holdings, Inc.(a)(b)	5,778	62,229
Primoris Services Corp.	8,487	1,201,080
Sterling Infrastructure, Inc.(a)(b)	4,638	1,752,700
Tutor Perini Corp.(a)	6,878	463,302
Valmont Industries, Inc.	3,134	1,295,690
WillScot Holdings Corp., Class A	29,511	641,864
		30,377,831
Construction Materials — 0.2%
Eagle Materials, Inc.	5,037	1,069,456
James Hardie Industries PLC(a)(b)	23,843	499,034
Knife River Corp.(a)(b)	8,956	541,480
Smith-Midland Corp.(a)	353	12,870
Titan America SA	3,597	53,092
U.S. Lime & Minerals, Inc.	1,607	188,372
		2,364,304
Consumer Finance — 1.3%
Ally Financial, Inc.	43,088	1,679,139
Atlanticus Holdings Corp.(a)(b)	1,005	55,386
Bread Financial Holdings, Inc.	3,607	225,979
Consumer Portfolio Services, Inc.(a)	1,657	13,919
Credit Acceptance Corp.(a)(b)	735	328,795
Dave, Inc., Class A(a)(b)	1,437	343,903
Encore Capital Group, Inc.(a)	3,656	152,016
Enova International, Inc.(a)	3,809	455,442
FirstCash Holdings, Inc.	6,109	968,276
Green Dot Corp., Class A(a)	8,647	100,392
Jefferson Capital, Inc.	3,054	57,659
LendingClub Corp.(a)	17,974	312,568
LendingTree, Inc.(a)	1,671	106,944
Medallion Financial Corp.	3,591	35,299
Navient Corp.	12,965	158,562
Nelnet, Inc., Class A	2,362	304,816
NerdWallet, Inc., Class A(a)(b)	6,125	71,479
OneMain Holdings, Inc.	19,352	1,145,445
Oportun Financial Corp.(a)	5,406	28,814
OppFi, Inc., Class A	3,713	36,202
PRA Group, Inc.(a)	6,204	85,057
PROG Holdings, Inc.	6,186	178,961
Regional Management Corp.	1,483	58,356
SLM Corp.	32,657	876,840
SoFi Technologies, Inc.(a)	177,397	5,265,143
Upstart Holdings, Inc.(a)(b)	13,273	630,733
World Acceptance Corp.(a)	614	78,267
		13,754,392
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	63,951	1,131,293
Andersons, Inc.	5,149	238,450
BJ’s Wholesale Club Holdings, Inc.(a)	20,308	1,792,384
Casey’s General Stores, Inc.	5,737	2,944,171
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs’ Warehouse, Inc.(a)	5,434	$ 320,606
Grocery Outlet Holding Corp.(a)	14,582	198,461
Guardian Pharmacy Services, Inc., Class A(a)(b)	3,231	90,597
HF Foods Group, Inc.(a)	4,561	9,852
Ingles Markets, Inc., Class A	2,056	142,070
Maplebear, Inc.(a)	27,120	999,643
Natural Grocers by Vitamin Cottage, Inc.	1,981	63,570
Performance Food Group Co.(a)	23,712	2,293,899
PriceSmart, Inc.	4,078	468,725
Sprouts Farmers Market, Inc.(a)	15,188	1,199,245
U.S. Foods Holding Corp.(a)	36,091	2,620,928
United Natural Foods, Inc.(a)	9,055	340,921
Village Super Market, Inc., Class A	1,242	38,962
Weis Markets, Inc.	2,437	154,360
		15,048,137
Containers & Packaging — 1.1%
AptarGroup, Inc.	10,184	1,181,446
Ardagh Metal Packaging SA	22,303	79,622
Avery Dennison Corp.	12,091	2,114,595
Crown Holdings, Inc.	18,104	1,759,347
Graphic Packaging Holding Co.	45,811	732,518
Greif, Inc., Class A	3,975	226,138
Greif, Inc., Class B	651	38,376
Myers Industries, Inc.	5,877	101,848
O-I Glass, Inc.(a)	23,037	260,088
Packaging Corp. of America	13,734	2,688,568
Ranpak Holdings Corp., Class A(a)(b)	7,379	39,108
Sealed Air Corp.	22,594	757,125
Silgan Holdings, Inc.	13,387	517,006
Sonoco Products Co.	15,421	625,630
TriMas Corp.	5,058	179,711
		11,301,126
Distributors — 0.3%
A-Mark Precious Metals, Inc.	2,892	76,870
GigaCloud Technology, Inc., Class A(a)(b)	4,044	113,151
LKQ Corp.	39,778	1,271,305
Pool Corp.	5,588	1,492,331
Weyco Group, Inc.	661	18,951
		2,972,608
Diversified Consumer Services — 1.1%
ADT, Inc.	80,692	713,317
Adtalem Global Education, Inc.(a)	5,652	554,009
American Public Education, Inc.(a)(b)	2,577	86,304
Bright Horizons Family Solutions, Inc.(a)	8,905	972,693
Carriage Services, Inc.	1,857	83,008
Coursera, Inc.(a)	21,039	177,148
Driven Brands Holdings, Inc.(a)	9,043	129,767
Duolingo, Inc., Class A(a)	5,847	1,582,432
European Wax Center, Inc., Class A(a)	3,470	13,533
Frontdoor, Inc.(a)	11,351	754,047
Graham Holdings Co., Class B	497	503,029
Grand Canyon Education, Inc.(a)	4,366	822,118
H&R Block, Inc.	20,835	1,036,333
KinderCare Learning Cos., Inc.(a)	4,770	28,143
Laureate Education, Inc., Class A(a)	19,869	576,797
Lincoln Educational Services Corp.(a)	4,346	84,399
Matthews International Corp., Class A	4,451	104,243
McGraw Hill, Inc.(a)	4,946	55,197
Mister Car Wash, Inc.(a)	14,384	80,407
Nerdy, Inc., Class A(a)	12,166	12,043
OneSpaWorld Holdings Ltd.	14,279	332,272
Perdoceo Education Corp.	9,433	299,592

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	21,736	$ 1,815,173
Strategic Education, Inc.	3,640	276,567
Stride, Inc.(a)	6,704	456,140
Udemy, Inc.(a)	14,004	79,753
Universal Technical Institute, Inc.(a)	6,729	199,986
		11,828,450
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	11,190	178,704
Alpine Income Property Trust, Inc.	860	12,625
American Assets Trust, Inc.	8,134	155,441
Armada Hoffler Properties, Inc.	11,261	73,647
Broadstone Net Lease, Inc.	29,451	527,762
CTO Realty Growth, Inc.	4,002	66,753
Essential Properties Realty Trust, Inc.	30,938	924,427
Gladstone Commercial Corp.	6,470	73,952
Global Net Lease, Inc.	29,955	228,257
Modiv Industrial, Inc.	2,033	29,316
NexPoint Diversified Real Estate Trust	3,970	12,625
		2,283,509
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	1,888	38,175
AST SpaceMobile, Inc., Class A(a)(b)	30,233	2,426,198
ATN International, Inc.	1,101	15,998
Bandwidth, Inc., Class A(a)(b)	4,060	65,569
Cogent Communications Holdings, Inc.	6,852	282,645
Frontier Communications Parent, Inc.(a)	38,342	1,447,794
GCI Liberty, Inc., Class A(a)	663	24,246
GCI Liberty, Inc., Class C(a)	3,312	121,302
Globalstar, Inc.(a)(b)	7,492	407,640
IDT Corp., Class B	2,503	126,802
Iridium Communications, Inc.	14,445	276,622
Liberty Global Ltd., Class A(a)	28,727	315,997
Liberty Global Ltd., Class C(a)	21,161	235,945
Liberty Latin America Ltd., Class A(a)	7,788	60,746
Liberty Latin America Ltd., Class C(a)(b)	16,067	127,090
Lumen Technologies, Inc.(a)(b)	144,810	1,488,647
Shenandoah Telecommunications Co.	7,743	95,394
Uniti Group, Inc.(a)	21,602	124,427
		7,681,237
Electric Utilities — 0.9%
ALLETE, Inc.	9,253	623,005
Genie Energy Ltd., Class B	3,246	48,852
Hawaiian Electric Industries, Inc.(a)	26,566	308,697
IDACORP, Inc.	8,498	1,096,412
MGE Energy, Inc.	5,543	459,348
OGE Energy Corp.	31,569	1,393,456
Oklo, Inc., Class A(a)(b)	16,839	2,235,714
Otter Tail Corp.	5,837	450,733
Pinnacle West Capital Corp.	18,861	1,669,576
Portland General Electric Co.	16,613	758,882
TXNM Energy, Inc.	14,968	850,182
		9,894,857
Electrical Equipment — 2.1%
Acuity, Inc.	4,824	1,761,001
Allient, Inc.	2,251	123,085
American Superconductor Corp.(a)	6,858	406,199
Amprius Technologies, Inc.(a)	14,629	206,123
Array Technologies, Inc.(a)	23,242	201,276
Atkore, Inc.	5,311	367,787
Bloom Energy Corp., Class A(a)(b)	33,215	4,389,694
Security	Shares	Value
Electrical Equipment (continued)
Complete Solaria, Inc.(a)(b)	7,432	$ 13,378
EnerSys	5,973	753,554
Enovix Corp.(a)(b)	25,122	301,213
Eos Energy Enterprises, Inc., Class A(a)(b)	40,005	641,280
Fluence Energy, Inc., Class A(a)	11,792	247,632
Generac Holdings, Inc.(a)	9,112	1,530,998
Hyliion Holdings Corp.(a)	20,795	49,284
KULR Technology Group, Inc.(a)(b)	5,324	20,391
LSI Industries, Inc.	4,093	93,689
NANO Nuclear Energy, Inc.(a)(b)	4,100	194,914
Net Power, Inc., Class A(a)(b)	4,000	15,280
NEXTracker, Inc., Class A(a)	22,451	2,272,490
NuScale Power Corp., Class A(a)(b)	19,297	865,856
nVent Electric PLC	25,327	2,896,142
Plug Power, Inc.(a)(b)	176,229	474,056
Powell Industries, Inc.	1,438	551,315
Power Solutions International, Inc.(a)(b)	999	85,534
Preformed Line Products Co.	368	78,056
Regal Rexnord Corp.	10,332	1,455,675
Sensata Technologies Holding PLC	22,507	716,398
Shoals Technologies Group, Inc., Class A(a)(b)	25,632	269,392
SKYX Platforms Corp.(a)	9,577	16,856
Sunrun, Inc.(a)	31,962	663,531
T1 Energy, Inc.(a)	16,980	63,166
Thermon Group Holdings, Inc.(a)	4,968	142,731
Vicor Corp.(a)	3,461	314,017
		22,181,993
Electronic Equipment, Instruments & Components — 3.1%
908 Devices, Inc.(a)(b)	3,169	25,289
Advanced Energy Industries, Inc.	5,760	1,167,725
Aeva Technologies, Inc.(a)(b)	4,700	76,798
Arlo Technologies, Inc.(a)	14,970	289,520
Arrow Electronics, Inc.(a)	8,212	916,049
Avnet, Inc.	13,970	676,847
Badger Meter, Inc.	4,653	839,634
Bel Fuse, Inc., Class A	234	31,995
Bel Fuse, Inc., Class B	1,576	242,688
Belden, Inc.	6,044	736,461
Benchmark Electronics, Inc.	5,535	242,544
Climb Global Solutions, Inc.	653	72,535
Cognex Corp.	26,380	1,091,868
Coherent Corp.(a)	23,926	3,157,275
Crane NXT Co.	7,621	482,028
CTS Corp.	4,419	183,433
Daktronics, Inc.(a)	6,272	117,851
ePlus, Inc.	4,109	300,614
Evolv Technologies Holdings, Inc., Class A(a)	18,174	140,667
Fabrinet(a)	5,589	2,462,346
Flex Ltd.(a)	58,487	3,656,607
Frequency Electronics, Inc.(a)(b)	869	31,910
Ingram Micro Holding Corp.(b)	4,017	92,230
Insight Enterprises, Inc.(a)	4,452	445,200
IPG Photonics Corp.(a)	3,879	330,180
Itron, Inc.(a)	7,164	718,764
Jabil, Inc.(b)	16,568	3,659,706
Kimball Electronics, Inc.(a)	3,684	107,112
Knowles Corp.(a)	13,021	307,426
Littelfuse, Inc.	3,800	924,578
Methode Electronics, Inc.	5,604	37,715
MicroVision, Inc.(a)(b)	33,188	38,830
Mirion Technologies, Inc., Class A(a)(b)	37,205	1,092,711
M-Tron Industries, Inc.(a)	329	18,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.	5,284	$ 233,289
Neonode, Inc.(a)	1,683	5,116
nLight, Inc.(a)	7,336	242,161
Novanta, Inc.(a)	5,443	691,315
OSI Systems, Inc.(a)	2,441	679,721
Ouster, Inc.(a)(b)	7,751	258,573
PC Connection, Inc.	1,916	116,819
Plexus Corp.(a)	4,056	567,434
Powerfleet, Inc. NJ(a)	19,363	98,751
Red Cat Holdings, Inc.(a)(b)	11,987	134,854
Richardson Electronics Ltd.	1,153	12,429
Rogers Corp.(a)	2,783	243,624
Sanmina Corp.(a)	8,214	1,125,729
ScanSource, Inc.(a)	3,584	153,772
TD SYNNEX Corp.	12,231	1,914,029
TTM Technologies, Inc.(a)	15,920	1,069,824
Vishay Intertechnology, Inc.	18,473	313,672
Vishay Precision Group, Inc.(a)	1,793	67,166
Vontier Corp.	22,871	880,533
Vuzix Corp.(a)	10,266	34,391
		33,558,472
Energy Equipment & Services — 1.1%
Archrock, Inc.	24,968	630,941
Atlas Energy Solutions, Inc.	11,351	140,525
Borr Drilling Ltd.(b)	33,354	103,397
Bristow Group, Inc.(a)	4,279	174,155
Cactus, Inc., Class A	10,362	457,690
Core Laboratories, Inc.	7,274	115,948
DMC Global, Inc.(a)	2,787	22,463
Energy Services of America Corp.	2,047	22,435
Expro Group Holdings NV(a)(b)	15,503	210,531
Flowco Holdings, Inc., Class A	2,596	42,055
Forum Energy Technologies, Inc.(a)(b)	1,352	36,207
Helix Energy Solutions Group, Inc.(a)	21,945	147,470
Helmerich & Payne, Inc.	14,973	393,191
Innovex International, Inc.(a)	5,605	112,492
Kodiak Gas Services, Inc.	11,017	406,307
Liberty Energy, Inc., Class A	24,817	449,436
Mammoth Energy Services, Inc.(a)	3,130	6,385
Nabors Industries Ltd.(a)(b)	2,045	99,223
National Energy Services Reunited Corp.(a)	8,702	109,819
Natural Gas Services Group, Inc.	1,340	37,306
Noble Corp. PLC	20,454	600,325
NOV, Inc.	61,267	894,498
Oceaneering International, Inc.(a)	15,152	352,890
Oil States International, Inc.(a)	9,214	55,008
Patterson-UTI Energy, Inc.	55,111	345,546
ProFrac Holding Corp., Class A(a)(b)	1,901	10,398
ProPetro Holding Corp.(a)	12,372	128,421
Ranger Energy Services, Inc., Class A	2,196	30,173
RPC, Inc.	13,983	72,712
SEACOR Marine Holdings, Inc.(a)	2,135	13,579
Seadrill Ltd.(a)	10,073	317,904
Select Water Solutions, Inc., Class A	14,290	165,192
Solaris Energy Infrastructure, Inc., Class A	5,638	300,111
TechnipFMC PLC	64,025	2,647,434
TETRA Technologies, Inc.(a)(b)	20,168	142,386
Tidewater, Inc.(a)	7,740	391,567
Transocean Ltd.(a)	128,302	492,680
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	9,876	$ 554,241
Weatherford International PLC	11,159	822,307
		12,055,348
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	66,724	172,815
Atlanta Braves Holdings, Inc., Class A(a)(b)	1,302	56,168
Atlanta Braves Holdings, Inc., Class C(a)	6,478	263,784
Cinemark Holdings, Inc.	16,137	435,860
CuriosityStream, Inc., Class A	5,521	23,961
Eventbrite, Inc., Class A(a)	13,436	31,037
Gaia, Inc., Class A(a)(b)	2,447	12,211
Golden Matrix Group, Inc.(a)	1,150	1,185
IMAX Corp.(a)	6,525	211,997
Liberty Media Corp.-Liberty Live, Class A(a)	3,162	277,434
Liberty Media Corp.-Liberty Live, Class C(a)	7,379	667,136
Lionsgate Studios Corp.(a)(b)	29,123	187,261
Madison Square Garden Entertainment Corp., Class A(a)	5,964	263,370
Madison Square Garden Sports Corp., Class A(a)	2,531	542,621
Marcus Corp.	3,510	50,544
Playstudios, Inc., Class A(a)	19,532	18,165
Playtika Holding Corp.	9,711	35,639
Reservoir Media, Inc.(a)	1,932	14,683
Roku, Inc., Class A(a)	20,122	2,135,548
Sphere Entertainment Co., Class A(a)(b)	4,264	291,999
Starz Entertainment Corp.(a)(b)	1,749	18,382
Vivid Seats, Inc., Class A(a)	636	7,893
		5,719,693
Financial Services — 1.9%
Acacia Research Corp.(a)(b)	3,963	13,752
Affirm Holdings, Inc., Class A(a)(b)	42,037	3,021,620
Alerus Financial Corp.	3,558	75,145
Banco Latinoamericano de Comercio Exterior SA, Class E	4,894	210,491
Better Home & Finance Holding Co.(a)(b)	746	54,615
Burford Capital Ltd.	31,796	316,370
Cannae Holdings, Inc.	8,599	153,750
Cantaloupe, Inc.(a)	8,091	85,441
Cass Information Systems, Inc.	1,782	70,442
Compass Diversified Holdings	10,951	69,867
Enact Holdings, Inc.	5,240	187,173
Equitable Holdings, Inc.	29,699	1,467,131
Essent Group Ltd.	15,081	913,456
Euronet Worldwide, Inc.(a)	6,646	504,166
EVERTEC, Inc.	10,462	297,853
Federal Agricultural Mortgage Corp., Class C	1,526	242,085
Finance Of America Cos., Inc., Class A(a)(b)	892	19,624
Flywire Corp.(a)	17,718	236,004
HA Sustainable Infrastructure Capital, Inc.	19,063	528,236
International Money Express, Inc.(a)	4,111	61,213
Jack Henry & Associates, Inc.	11,318	1,685,703
Jackson Financial, Inc., Class A	6,948	700,428
loanDepot, Inc., Class A(a)(b)	14,986	45,258
Marqeta, Inc., Class A(a)	58,271	263,968
Merchants Bancorp	4,065	126,787
MGIC Investment Corp.	37,117	1,017,748
NCR Atleos Corp.(a)	11,925	440,032
NewtekOne, Inc.	5,558	57,803
NMI Holdings, Inc., Class A(a)	12,284	447,506
Onity Group, Inc.(a)	962	36,046
Pagseguro Digital Ltd., Class A	27,593	264,617

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Payoneer Global, Inc.(a)	42,860	$ 248,159
Paysafe Ltd.(a)(b)	5,129	56,470
Paysign, Inc.(a)	5,335	27,555
PennyMac Financial Services, Inc., Class A	4,527	569,542
Priority Technology Holdings, Inc.(a)	4,372	30,429
Radian Group, Inc.	21,997	746,578
Remitly Global, Inc.(a)	25,115	402,845
Repay Holdings Corp., Class A(a)(b)	11,807	50,652
Security National Financial Corp., Class A(a)	2,058	16,402
Sezzle, Inc.(a)(b)	2,625	172,069
Shift4 Payments, Inc., Class A(a)(b)	10,509	726,172
StoneCo Ltd., Class A(a)	39,219	745,553
SWK Holdings Corp.	726	11,754
Triller Group, Inc.(a)(b)	16,328	9,364
UWM Holdings Corp., Class A	26,367	148,446
Velocity Financial, Inc.(a)	3,220	59,956
Voya Financial, Inc.	15,510	1,154,875
Walker & Dunlop, Inc.	5,411	432,447
Waterstone Financial, Inc.	2,790	42,687
Western Union Co.	44,994	419,794
WEX, Inc.(a)	5,226	762,369
		20,448,448
Food Products — 0.8%
Alico, Inc.(b)	665	23,415
B&G Foods, Inc.	11,206	44,824
Beyond Meat, Inc.(a)	11,476	18,993
BRC, Inc., Class A(a)(b)	5,907	7,502
Calavo Growers, Inc.	2,445	54,303
Cal-Maine Foods, Inc.	6,969	611,878
Darling Ingredients, Inc.(a)	24,895	797,885
Dole PLC	10,432	132,904
Flowers Foods, Inc.	28,126	335,543
Fresh Del Monte Produce, Inc.	5,111	180,674
Freshpet, Inc.(a)	7,371	362,727
Hain Celestial Group, Inc.(a)(b)	12,777	14,821
Ingredion, Inc.	10,060	1,161,024
J & J Snack Foods Corp.	2,271	192,240
John B Sanfilippo & Son, Inc.	1,127	70,753
Lamb Weston Holdings, Inc.	20,894	1,289,787
Lifeway Foods, Inc.(a)	950	22,790
Limoneira Co.	2,273	32,117
Mama’s Creations, Inc.(a)	5,224	55,322
Marzetti Co.	3,166	496,397
Mission Produce, Inc.(a)(b)	6,805	78,394
Pilgrim’s Pride Corp.	6,467	246,393
Post Holdings, Inc.(a)	7,626	792,570
Seaboard Corp.	41	138,169
Seneca Foods Corp., Class A(a)	662	71,387
Simply Good Foods Co.(a)	13,980	273,589
Smithfield Foods, Inc.	7,169	158,865
SunOpta, Inc.(a)(b)	14,147	73,847
Tootsie Roll Industries, Inc.	2,503	88,331
TreeHouse Foods, Inc.(a)	7,629	138,848
Utz Brands, Inc., Class A	10,819	113,924
Vital Farms, Inc.(a)(b)	5,102	167,601
Westrock Coffee Co.(a)(b)	5,837	25,741
		8,273,558
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A(b)	18,391	833,296
Chesapeake Utilities Corp.	3,384	430,716
MDU Resources Group, Inc.	33,667	645,733
National Fuel Gas Co.	14,150	1,116,576
Security	Shares	Value
Gas Utilities (continued)
New Jersey Resources Corp.	16,012	$ 709,332
Northwest Natural Holding Co.	5,855	266,578
ONE Gas, Inc.	9,046	725,399
RGC Resources, Inc.	698	14,456
Southwest Gas Holdings, Inc.	10,232	813,444
Spire, Inc.	9,156	791,078
UGI Corp.	34,143	1,141,400
		7,488,008
Ground Transportation — 1.0%
ArcBest Corp.	3,523	261,829
Avis Budget Group, Inc.(a)	2,769	376,778
Covenant Logistics Group, Inc., Class A	2,300	46,391
FTAI Infrastructure, Inc.	15,759	84,153
Heartland Express, Inc.	5,677	44,281
Hertz Global Holdings, Inc.(a)(b)	18,416	94,474
Knight-Swift Transportation Holdings, Inc.	24,787	1,118,389
Landstar System, Inc.	5,376	690,440
Lyft, Inc., Class A(a)	63,054	1,290,085
Marten Transport Ltd.	8,099	83,015
PAMT Corp.(a)	732	7,371
Proficient Auto Logistics, Inc.(a)(b)	3,003	22,462
RXO, Inc.(a)	24,413	432,843
Ryder System, Inc.	6,228	1,053,964
Saia, Inc.(a)	4,179	1,222,358
Schneider National, Inc., Class B	7,977	170,468
U-Haul Holding Co.(a)	1,113	59,167
U-Haul Holding Co., Series N	15,543	753,680
Universal Logistics Holdings, Inc.	1,167	18,882
Werner Enterprises, Inc.	8,648	226,578
XPO, Inc.(a)(b)	17,856	2,568,943
		10,626,551
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.(a)	14,288	20,146
Alphatec Holdings, Inc.(a)(b)	17,734	336,769
AngioDynamics, Inc.(a)	6,128	73,720
Anteris Technologies Global Corp.(a)(b)	3,483	15,639
Artivion, Inc.(a)	5,773	261,921
AtriCure, Inc.(a)	7,308	252,491
Avanos Medical, Inc.(a)	6,271	69,671
Axogen, Inc.(a)(b)	6,625	147,207
Beta Bionics, Inc.(a)	5,965	162,367
Bioventus, Inc., Class A(a)	7,264	47,579
Butterfly Network, Inc., Class A(a)(b)	29,550	79,489
Ceribell, Inc.(a)	3,799	43,309
Cerus Corp.(a)	29,178	42,892
ClearPoint Neuro, Inc.(a)(b)	4,160	96,595
CONMED Corp.	4,773	210,012
CVRx, Inc.(a)	2,551	25,995
Delcath Systems, Inc.(a)	4,778	46,968
Dentsply Sirona, Inc.	31,016	391,112
Electromed, Inc.(a)	816	19,633
Embecta Corp.	9,025	120,393
Enovis Corp.(a)(b)	8,608	268,914
Envista Holdings Corp.(a)	25,928	527,635
Glaukos Corp.(a)	8,486	747,362
Globus Medical, Inc., Class A(a)	17,687	1,068,118
Haemonetics Corp.(a)	7,520	376,075
ICU Medical, Inc.(a)	3,639	437,008
Inogen, Inc.(a)	3,522	29,021
Inspire Medical Systems, Inc.(a)	4,418	318,449
Integer Holdings Corp.(a)	5,467	353,004
Integra LifeSciences Holdings Corp.(a)	10,351	124,316
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
iRadimed Corp.	1,223	$ 93,939
iRhythm Technologies, Inc.(a)(b)	5,015	939,309
Kestra Medical Technologies Ltd.(a)(b)	2,080	56,950
KORU Medical Systems, Inc.(a)(b)	8,148	32,266
Lantheus Holdings, Inc.(a)	10,777	621,725
LeMaitre Vascular, Inc.	3,033	262,688
LENSAR, Inc.(a)	1,588	19,532
LivaNova PLC(a)	8,264	434,934
Lucid Diagnostics, Inc.(a)(b)	9,222	11,159
Masimo Corp.(a)	6,919	973,157
Merit Medical Systems, Inc.(a)	8,820	772,103
Myomo, Inc.(a)(b)	5,030	4,658
Neogen Corp.(a)	32,610	201,204
Neuronetics, Inc.(a)(b)	5,610	14,867
NeuroPace, Inc.(a)	3,631	36,092
Novocure Ltd.(a)	15,675	200,797
Omnicell, Inc.(a)	7,016	235,527
OraSure Technologies, Inc.(a)	10,337	28,323
Orthofix Medical, Inc.(a)(b)	6,664	102,892
OrthoPediatrics Corp.(a)(b)	2,598	43,750
Outset Medical, Inc.(a)	2,707	35,516
Penumbra, Inc.(a)(b)	5,848	1,329,660
PROCEPT BioRobotics Corp.(a)(b)	8,646	294,223
Pro-Dex, Inc.(a)	307	11,126
Pulmonx Corp.(a)	5,546	11,092
Pulse Biosciences, Inc.(a)(b)	2,866	48,521
QuidelOrtho Corp.(a)	10,141	273,706
RxSight, Inc.(a)	5,857	51,483
Sanara Medtech, Inc.(a)	615	18,019
SANUWAVE Health, Inc.(a)(b)	1,123	32,500
Semler Scientific, Inc.(a)(b)	2,293	60,673
SI-BONE, Inc.(a)	5,647	83,745
Sight Sciences, Inc.(a)(b)	4,854	24,561
STAAR Surgical Co.(a)	8,506	220,050
Stereotaxis, Inc.(a)	9,381	27,299
Surmodics, Inc.(a)	2,009	55,117
Tactile Systems Technology, Inc.(a)(b)	3,156	47,561
Tandem Diabetes Care, Inc.(a)	10,129	141,806
Teleflex, Inc.	6,836	850,877
TransMedics Group, Inc.(a)(b)	5,296	696,636
Treace Medical Concepts, Inc.(a)(b)	6,856	43,810
UFP Technologies, Inc.(a)(b)	1,146	220,765
Utah Medical Products, Inc.	250	14,525
Varex Imaging Corp.(a)	6,004	70,187
		16,463,140
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)(b)	14,137	303,945
AdaptHealth Corp.(a)	14,398	129,438
Addus HomeCare Corp.(a)	2,733	319,460
agilon health, Inc.(a)(b)	47,126	37,536
AirSculpt Technologies, Inc.(a)(b)	1,598	16,635
Alignment Healthcare, Inc.(a)(b)	23,356	393,782
AMN Healthcare Services, Inc.(a)	5,756	113,336
Ardent Health, Inc.(a)(b)	3,906	56,871
Astrana Health, Inc.(a)	6,214	193,939
Aveanna Healthcare Holdings, Inc.(a)(b)	6,279	56,825
BrightSpring Health Services, Inc.(a)	16,818	555,835
Brookdale Senior Living, Inc.(a)	35,359	327,778
Castle Biosciences, Inc.(a)(b)	4,033	102,842
Chemed Corp.	2,238	965,249
Clover Health Investments Corp.(a)(b)	62,118	219,277
Security	Shares	Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.(a)(b)	20,266	$ 78,632
Concentra Group Holdings Parent, Inc.	17,771	353,998
CorVel Corp.(a)	4,264	315,323
Cross Country Healthcare, Inc.(a)	4,745	58,174
DaVita, Inc.(a)	6,112	727,450
DocGo, Inc.(a)	11,752	12,810
Encompass Health Corp.	15,585	1,774,352
Enhabit, Inc.(a)(b)	7,209	58,609
Ensign Group, Inc.	8,698	1,566,510
Fulgent Genetics, Inc.(a)	3,240	72,738
GeneDx Holdings Corp., Class A(a)	3,088	422,778
Guardant Health, Inc.(a)	18,233	1,696,034
HealthEquity, Inc.(a)	13,285	1,256,495
Henry Schein, Inc.(a)	17,335	1,095,572
Hims & Hers Health, Inc., Class A(a)(b)	29,587	1,345,025
Innovage Holding Corp.(a)	2,921	13,115
Joint Corp.(a)(b)	1,976	15,591
LifeStance Health Group, Inc.(a)	21,340	104,566
Nano-X Imaging Ltd.(a)(b)	8,828	32,046
National HealthCare Corp.	1,889	225,622
National Research Corp., Class A	2,065	27,588
NeoGenomics, Inc.(a)	19,556	191,062
Nutex Health, Inc.(a)(b)	546	67,191
Omada Health, Inc.(a)(b)	1,710	42,015
Oncology Institute, Inc.(a)(b)	9,632	42,959
OPKO Health, Inc.(a)(b)	75,633	102,861
Option Care Health, Inc.(a)	25,115	653,743
Owens & Minor, Inc.(a)	12,293	48,803
PACS Group, Inc.(a)	6,751	81,552
Pediatrix Medical Group, Inc.(a)	13,162	223,359
Pennant Group, Inc.(a)	4,838	119,644
Premier, Inc., Class A	12,817	360,414
Privia Health Group, Inc.(a)	17,094	415,384
Progyny, Inc.(a)	12,204	228,337
RadNet, Inc.(a)	10,793	820,160
Select Medical Holdings Corp.	16,966	234,640
Sonida Senior Living, Inc.(a)(b)	961	24,890
Surgery Partners, Inc.(a)(b)	11,769	258,094
Talkspace, Inc.(a)(b)	19,042	61,506
Tenet Healthcare Corp.(a)	13,635	2,815,491
U.S. Physical Therapy, Inc.	2,176	187,724
Universal Health Services, Inc., Class B	8,627	1,872,145
Viemed Healthcare, Inc.(a)	4,178	26,990
		23,924,740
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	25,339	1,148,363
CareTrust REIT, Inc.	32,717	1,133,644
Community Healthcare Trust, Inc.	4,203	61,616
Diversified Healthcare Trust	33,329	141,982
Global Medical REIT, Inc.	1,796	55,137
Healthcare Realty Trust, Inc.	52,857	936,626
LTC Properties, Inc.	7,539	264,468
Medical Properties Trust, Inc.	78,332	404,976
National Health Investors, Inc.	7,437	554,131
Omega Healthcare Investors, Inc.	45,266	1,902,530
Sabra Health Care REIT, Inc.	36,750	654,885
Sila Realty Trust, Inc.	8,471	200,763
Strawberry Fields REIT, Inc.	1,874	21,795
Universal Health Realty Income Trust	1,974	75,446
		7,556,362

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.3%
Certara, Inc.(a)(b)	18,642	$ 216,806
Claritev Corp., Class A(a)(b)	1,178	76,688
Definitive Healthcare Corp., Class A(a)	6,895	19,099
Doximity, Inc., Class A(a)	20,913	1,380,258
Evolent Health, Inc., Class A(a)	17,670	117,859
Health Catalyst, Inc.(a)	7,553	24,396
HealthStream, Inc.	3,505	86,223
LifeMD, Inc.(a)(b)	5,464	32,292
OptimizeRx Corp.(a)(b)	2,430	49,791
Phreesia, Inc.(a)(b)	8,666	196,198
Schrodinger, Inc./United States(a)	8,566	180,229
Simulations Plus, Inc.(a)	2,503	43,002
Teladoc Health, Inc.(a)	26,350	227,400
TruBridge, Inc.(a)	1,614	31,021
Waystar Holding Corp.(a)	16,783	601,671
		3,282,933
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	37,603	420,777
Braemar Hotels & Resorts, Inc.	8,647	22,050
Chatham Lodging Trust	7,197	46,061
DiamondRock Hospitality Co.	32,232	252,054
Host Hotels & Resorts, Inc.	108,437	1,737,161
Park Hotels & Resorts, Inc.	33,375	343,429
Pebblebrook Hotel Trust(b)	17,856	186,774
RLJ Lodging Trust	23,947	162,840
Ryman Hospitality Properties, Inc.	9,631	837,030
Service Properties Trust	23,687	50,690
Summit Hotel Properties, Inc.	16,388	84,234
Sunstone Hotel Investors, Inc.	29,472	260,827
Xenia Hotels & Resorts, Inc.	16,452	202,360
		4,606,287
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc., Class A(a)	7,662	78,076
Aramark	41,257	1,562,815
Bally’s Corp.(a)(b)	1,071	19,503
Biglari Holdings, Inc., Class B(a)	92	33,241
BJ’s Restaurants, Inc.(a)	3,093	105,038
Bloomin’ Brands, Inc.	13,261	90,573
Boyd Gaming Corp.	8,931	695,457
Brightstar Lottery PLC	17,785	296,298
Brinker International, Inc.(a)	6,915	751,384
Caesars Entertainment, Inc.(a)	31,789	638,959
Cava Group, Inc.(a)(b)	15,739	845,656
Cheesecake Factory, Inc.	7,092	353,182
Choice Hotels International, Inc.(b)	3,980	369,981
Churchill Downs, Inc.	9,862	978,310
Cracker Barrel Old Country Store, Inc.(b)	3,430	115,591
Dave & Buster’s Entertainment, Inc.(a)	4,034	59,259
Denny’s Corp.(a)(b)	6,838	26,737
Dine Brands Global, Inc.	2,352	58,141
Dutch Bros, Inc., Class A(a)(b)	18,189	1,010,217
El Pollo Loco Holdings, Inc.(a)	3,705	37,865
First Watch Restaurant Group, Inc.(a)(b)	5,962	98,313
Genius Sports Ltd.(a)(b)	36,037	405,777
Global Business Travel Group I, Class A(a)	15,566	122,349
Golden Entertainment, Inc.	3,059	61,792
Hilton Grand Vacations, Inc.(a)	9,398	389,547
Hyatt Hotels Corp., Class A	6,452	886,569
Inspired Entertainment, Inc.(a)(b)	4,819	36,383
Jack in the Box, Inc.	2,812	45,104
Krispy Kreme, Inc.(b)	13,256	47,589
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc., Class A(a)(b)	917	$ 52,205
Life Time Group Holdings, Inc.(a)	21,550	532,931
Light & Wonder, Inc., Class A(a)	13,048	948,590
Lindblad Expeditions Holdings, Inc.(a)(b)	5,497	66,294
Marriott Vacations Worldwide Corp.	4,605	303,838
MGM Resorts International(a)	32,322	1,035,274
Monarch Casino & Resort, Inc.	1,932	174,015
Nathan’s Famous, Inc.	343	36,300
Norwegian Cruise Line Holdings Ltd.(a)	69,364	1,555,141
Papa John’s International, Inc.	4,892	248,563
Penn Entertainment, Inc.(a)	22,362	368,079
Planet Fitness, Inc., Class A(a)	13,153	1,192,846
Portillo’s, Inc., Class A(a)(b)	8,495	45,448
Pursuit Attractions and Hospitality, Inc.(a)	2,939	104,276
RCI Hospitality Holdings, Inc.(b)	930	23,166
Red Rock Resorts, Inc., Class A	7,399	394,441
Rush Street Interactive, Inc., Class A(a)	13,639	231,317
Sabre Corp.(a)	55,584	113,669
Serve Robotics, Inc.(a)(b)	7,368	97,479
Shake Shack, Inc., Class A(a)	5,936	572,883
Six Flags Entertainment Corp.(a)	14,626	336,105
Super Group SGHC Ltd.	24,515	264,762
Sweetgreen, Inc., Class A(a)	15,656	98,476
Target Hospitality Corp.(a)	4,842	37,235
Texas Roadhouse, Inc.	10,261	1,678,494
Travel & Leisure Co.	10,014	628,679
United Parks & Resorts, Inc.(a)	4,267	206,523
Vail Resorts, Inc.	5,688	843,701
Wendy’s Co.	24,670	210,682
Wingstop, Inc.	4,339	939,958
Wyndham Hotels & Resorts, Inc.	11,977	879,471
Wynn Resorts Ltd.	12,829	1,526,523
Xponential Fitness, Inc., Class A(a)(b)	4,171	28,029
		25,995,099
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	904	13,334
Beazer Homes USA, Inc.(a)	4,457	99,837
Cavco Industries, Inc.(a)	1,151	609,800
Century Communities, Inc.	3,986	236,768
Champion Homes, Inc.(a)	8,999	614,002
Cricut, Inc., Class A	8,033	42,655
Dream Finders Homes, Inc., Class A(a)	4,603	91,139
Ethan Allen Interiors, Inc.	3,453	83,459
Flexsteel Industries, Inc.	557	19,044
Green Brick Partners, Inc.(a)	4,689	303,566
Hamilton Beach Brands Holding Co., Class A	1,059	14,900
Helen of Troy Ltd.(a)	3,504	65,279
Hovnanian Enterprises, Inc., Class A(a)	765	91,976
Installed Building Products, Inc.	3,677	912,742
KB Home	10,785	673,200
La-Z-Boy, Inc.	7,018	222,471
Legacy Housing Corp.(a)	1,162	26,093
Leggett & Platt, Inc.	20,500	191,470
LGI Homes, Inc.(a)	3,097	126,389
Lovesac Co.(a)(b)	2,304	31,956
M/I Homes, Inc.(a)	4,069	509,398
Meritage Homes Corp.	10,787	728,770
Mohawk Industries, Inc.(a)	8,098	920,257
Newell Brands, Inc.	64,289	218,583
SharkNinja, Inc.(a)	12,931	1,105,600
Somnigroup International, Inc.	31,386	2,490,165
Sonos, Inc.(a)	17,769	305,094
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Taylor Morrison Home Corp., Class A(a)	15,081	$ 893,851
Toll Brothers, Inc.	15,084	2,035,586
TopBuild Corp.(a)	4,465	1,886,373
Traeger, Inc.(a)	3,244	2,984
Tri Pointe Homes, Inc.(a)	14,371	457,716
Whirlpool Corp.	8,549	612,365
		16,636,822
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,661	50,943
Central Garden & Pet Co., Class A(a)	7,697	214,053
Energizer Holdings, Inc.	10,184	236,574
Oil-Dri Corp. of America	1,390	76,992
Reynolds Consumer Products, Inc.	8,443	206,347
Spectrum Brands Holdings, Inc.	4,028	217,029
WD-40 Co.	2,018	392,057
		1,393,995
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	111,708	1,549,390
Brookfield Renewable Corp.(b)	21,727	939,910
Clearway Energy, Inc., Class A	7,038	211,070
Clearway Energy, Inc., Class C	11,779	376,103
Hallador Energy Co.(a)(b)	4,756	102,872
Montauk Renewables, Inc.(a)(b)	11,785	23,924
Ormat Technologies, Inc.	9,582	1,019,237
Talen Energy Corp.(a)	7,133	2,851,631
		7,074,137
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	3,494	127,391
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	44,204	569,790
EastGroup Properties, Inc.	8,275	1,444,236
First Industrial Realty Trust, Inc.	20,301	1,122,239
Industrial Logistics Properties Trust	7,884	41,627
Innovative Industrial Properties, Inc.	4,219	211,583
LXP Industrial Trust	46,012	436,654
One Liberty Properties, Inc.	2,324	46,689
Plymouth Industrial REIT, Inc.	6,112	134,464
Rexford Industrial Realty, Inc.	37,121	1,533,840
STAG Industrial, Inc.	29,715	1,137,193
Terreno Realty Corp.	15,900	908,367
		7,586,682
Insurance — 3.2%
Abacus Global Management, Inc., Class A(a)(b)	10,042	50,411
Ambac Financial Group, Inc.(a)	7,651	62,815
American Coastal Insurance Corp.	4,541	53,765
American Financial Group, Inc.	10,449	1,375,924
American Integrity Insurance Group, Inc.(a)	2,072	49,376
AMERISAFE, Inc.	3,254	130,420
Aspen Insurance Holdings Ltd., Class A(a)(b)	3,118	114,587
Assurant, Inc.	8,684	1,838,576
Assured Guaranty Ltd.	7,490	603,544
Axis Capital Holdings Ltd.	13,014	1,218,891
Baldwin Insurance Group, Inc., Class A(a)	10,950	241,995
Bowhead Specialty Holdings, Inc.(a)	2,349	56,282
Brighthouse Financial, Inc.(a)	10,782	615,329
Citizens, Inc., Class A(a)(b)	11,809	65,776
CNO Financial Group, Inc.	18,167	727,043
Crawford & Co., Class A	8,959	97,026
Donegal Group, Inc., Class A	3,400	63,750
eHealth, Inc.(a)(b)	4,461	23,153
Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	3,701	$ 141,119
Everest Group Ltd.	6,752	2,123,639
F&G Annuities & Life, Inc.	5,827	172,771
Fidelis Insurance Holdings Ltd.	10,594	190,480
First American Financial Corp.	15,236	952,402
Genworth Financial, Inc., Class A(a)	63,157	533,045
Globe Life, Inc.	13,610	1,789,851
GoHealth, Inc., Class A(a)	784	3,105
Goosehead Insurance, Inc., Class A	3,674	252,294
Greenlight Capital Re Ltd., Class A(a)	5,937	71,956
Hamilton Insurance Group Ltd., Class B(a)	7,273	172,152
Hanover Insurance Group, Inc.	5,751	982,731
HCI Group, Inc.	1,666	339,881
Heritage Insurance Holdings, Inc.(a)	3,683	87,029
Hippo Holdings, Inc.(a)	2,786	102,469
Horace Mann Educators Corp.	6,321	282,612
Investors Title Co.	264	68,268
James River Group Holdings Ltd.	5,452	27,805
Kemper Corp.	10,147	456,514
Kestrel Group Ltd.(a)(b)	872	17,300
Kingstone Cos., Inc.	1,891	27,571
Kingsway Financial Services, Inc.(a)	4,657	66,316
Kinsale Capital Group, Inc.	3,474	1,387,759
Lemonade, Inc.(a)(b)	8,568	514,765
Lincoln National Corp.	14,766	620,172
MBIA, Inc.(a)	8,173	55,822
Mercury General Corp.	4,247	328,293
NI Holdings, Inc.(a)	788	10,402
Old Republic International Corp.	38,651	1,525,168
Oscar Health, Inc., Class A(a)(b)	30,988	557,784
Palomar Holdings, Inc.(a)	4,016	457,864
Primerica, Inc.	5,622	1,460,989
ProAssurance Corp.(a)	7,830	187,529
Reinsurance Group of America, Inc.	10,412	1,899,774
RenaissanceRe Holdings Ltd.	7,314	1,858,414
RLI Corp.	13,345	786,821
Root, Inc., Class A(a)(b)	1,664	133,985
Ryan Specialty Holdings, Inc., Class A	16,913	926,832
Safety Insurance Group, Inc.	2,374	163,165
Selective Insurance Group, Inc.	9,802	738,483
Selectquote, Inc.(a)	27,817	57,859
SiriusPoint Ltd.(a)	8,673	157,849
Skyward Specialty Insurance Group, Inc.(a)	5,593	254,985
Slide Insurance Holdings, Inc.(a)(b)	7,103	113,577
Stewart Information Services Corp.	4,330	295,609
Tiptree, Inc.	3,599	63,738
Trupanion, Inc.(a)	6,229	249,098
United Fire Group, Inc.	4,186	126,543
Universal Insurance Holdings, Inc.	4,243	130,769
Unum Group	28,127	2,065,084
White Mountains Insurance Group Ltd.(b)	404	769,442
		34,148,547
Interactive Media & Services — 0.5%
Angi, Inc., Class A(a)(b)	6,868	91,138
Arena Group Holdings, Inc.(a)	1,697	9,452
Bumble, Inc., Class A(a)(b)	10,464	58,075
Cargurus, Inc., Class A(a)	12,616	443,074
Cars.com, Inc.(a)	9,358	100,505
EverQuote, Inc., Class A(a)	3,907	84,157
fuboTV, Inc., Class A(a)(b)	52,646	199,002
Getty Images Holdings, Inc., Class A(a)(b)	18,361	34,519
Grindr, Inc.(a)(b)	5,450	75,537

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
IAC, Inc.(a)	10,269	$ 330,867
Match Group, Inc.	38,468	1,244,055
MediaAlpha, Inc., Class A(a)	5,186	66,121
Nextdoor Holdings, Inc., Class A(a)	30,468	59,413
QuinStreet, Inc.(a)	8,327	123,156
Rumble, Inc., Class A(a)(b)	18,104	124,193
Shutterstock, Inc.	3,961	99,144
Teads Holding Co.(a)(b)	7,340	10,863
Travelzoo(a)	978	8,235
TripAdvisor, Inc.(a)(b)	17,896	287,410
TrueCar, Inc.(a)	10,955	24,101
Trump Media & Technology Group Corp., Class A(a)(b)	25,507	390,895
Vimeo, Inc.(a)	24,771	193,214
Webtoon Entertainment, Inc.(a)(b)	2,641	46,297
Yelp, Inc.(a)	9,464	312,123
Ziff Davis, Inc.(a)(b)	6,498	220,282
ZipRecruiter, Inc., Class A(a)(b)	10,670	49,616
ZoomInfo Technologies, Inc., Class A(a)	46,083	517,051
		5,202,495
IT Services — 0.7%
Amdocs Ltd.	17,197	1,449,019
Applied Digital Corp.(a)(b)	33,448	1,159,308
ASGN, Inc.(a)	6,612	295,953
Backblaze, Inc., Class A(a)	7,790	80,315
BigBear.ai Holdings, Inc.(a)(b)	44,827	310,203
Commerce.com, Inc., Series 1(a)	11,610	53,754
Crexendo, Inc.(a)	1,785	11,549
CSP, Inc.	907	12,099
DigitalOcean Holdings, Inc.(a)	10,874	442,137
DXC Technology Co.(a)	28,840	409,528
EPAM Systems, Inc.(a)	8,582	1,403,500
Fastly, Inc., Class A(a)	20,372	168,884
Globant SA(a)	6,705	412,894
Grid Dynamics Holdings, Inc., Class A(a)	9,652	90,150
Hackett Group, Inc.	3,558	64,435
Information Services Group, Inc.	5,510	30,360
Kyndryl Holdings, Inc.(a)	36,621	1,059,079
Rackspace Technology, Inc.(a)	11,549	18,479
TSS, Inc.(a)(b)	2,812	56,971
Tucows, Inc., Class A(a)	808	15,481
Unisys Corp.(a)	11,107	39,652
VTEX, Class A(a)	8,738	39,234
		7,622,984
Leisure Products — 0.5%
Acushnet Holdings Corp.	4,271	330,276
American Outdoor Brands, Inc.(a)(b)	1,592	10,937
Brunswick Corp.	10,681	706,121
Clarus Corp.	1,641	5,481
Escalade, Inc.	1,074	12,362
Funko, Inc., Class A(a)	4,887	15,247
Hasbro, Inc.	20,815	1,588,393
JAKKS Pacific, Inc.	1,565	26,605
Johnson Outdoors, Inc., Class A	523	21,302
Latham Group, Inc.(a)	6,823	49,467
Malibu Boats, Inc., Class A(a)	2,835	79,011
Marine Products Corp.	440	3,718
MasterCraft Boat Holdings, Inc.(a)	2,589	51,935
Mattel, Inc.(a)	50,907	935,671
Outdoor Holding Co.(a)(b)	10,672	17,075
Peloton Interactive, Inc., Class A(a)(b)	56,731	411,867
Polaris, Inc.	8,313	549,489
Smith & Wesson Brands, Inc.	6,728	64,488
Security	Shares	Value
Leisure Products (continued)
Sturm Ruger & Co., Inc.	2,155	$ 91,394
Topgolf Callaway Brands Corp.(a)	19,992	188,125
YETI Holdings, Inc.(a)	12,620	428,954
		5,587,918
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	16,457	224,474
Adaptive Biotechnologies Corp.(a)	23,365	405,616
Alpha Teknova, Inc.(a)(b)	2,079	10,915
Avantor, Inc.(a)	104,003	1,229,316
Azenta, Inc.(a)	6,291	189,988
BioLife Solutions, Inc.(a)	5,597	155,988
Bio-Rad Laboratories, Inc., Class A(a)	2,986	954,176
Bio-Techne Corp.	24,534	1,535,092
Bruker Corp.	16,666	648,974
Charles River Laboratories International, Inc.(a)	7,672	1,381,497
Codexis, Inc.(a)	12,035	28,523
CryoPort, Inc.(a)	7,193	66,463
Cytek Biosciences, Inc.(a)	16,814	65,575
Fortrea Holdings, Inc.(a)	14,237	148,919
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	5,984	77,732
Lifecore Biomedical, Inc.(a)(b)	3,493	25,115
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	17,523	55,022
MaxCyte, Inc.(a)	15,558	23,959
Medpace Holdings, Inc.(a)	3,484	2,037,827
Mesa Laboratories, Inc.	769	55,283
Niagen Bioscience, Inc.(a)(b)	7,698	58,043
OmniAb, Inc.(a)(b)	14,465	22,421
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	40,448	94,648
Personalis, Inc.(a)(b)	7,883	75,992
Qiagen NV(b)	33,253	1,557,903
Quanterix Corp.(a)	6,594	35,212
Quantum-Si, Inc., Class A(a)(b)	22,037	47,380
Repligen Corp.(a)	8,315	1,239,434
Sotera Health Co.(a)	27,718	460,119
Standard BioTools, Inc.(a)(b)	42,350	50,820
Tempus AI, Inc., Class A(a)(b)	12,685	1,139,747
		14,102,173
Machinery — 4.5%
3D Systems Corp.(a)(b)	18,309	52,364
Aebi Schmidt Holding AG(b)	5,306	59,162
AGCO Corp.	9,770	1,007,873
AirJoule Technologies Corp., Class A(a)	2,814	14,520
Alamo Group, Inc.	1,568	280,233
Albany International Corp., Class A	4,476	253,252
Allison Transmission Holdings, Inc.	13,056	1,077,773
Astec Industries, Inc.	3,442	160,156
Atmus Filtration Technologies, Inc.	12,777	581,098
Blue Bird Corp.(a)(b)	4,909	245,254
Chart Industries, Inc.(a)	7,042	1,405,724
Columbus McKinnon Corp.	4,516	73,295
Crane Co.	7,740	1,470,600
Donaldson Co., Inc.	18,049	1,520,628
Douglas Dynamics, Inc.	3,465	104,747
Eastern Co.	695	14,838
Energy Recovery, Inc.(a)	7,821	133,817
Enerpac Tool Group Corp., Class A	8,231	337,800
Enpro, Inc.	3,241	751,944
Esab Corp.	9,007	1,052,198
ESCO Technologies, Inc.	4,072	893,682
Federal Signal Corp.	9,358	1,104,525
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Flowserve Corp.	20,574	$ 1,404,176
Franklin Electric Co., Inc.	5,971	565,872
Gates Industrial Corp. PLC(a)	40,303	889,890
Gencor Industries, Inc.(a)	1,044	14,188
Gorman-Rupp Co.	2,882	129,604
Graco, Inc.	25,443	2,080,474
Graham Corp.(a)	1,442	89,822
Greenbrier Cos., Inc.	4,848	202,501
Helios Technologies, Inc.	5,108	282,779
Hillenbrand, Inc.	10,701	338,152
Hillman Solutions Corp.(a)	29,618	273,078
Hyster-Yale, Inc., Class A	1,964	70,586
ITT, Inc.	12,002	2,221,210
JBT Marel Corp.	8,142	1,026,706
Kadant, Inc.	1,798	497,435
Kennametal, Inc.	11,992	263,224
L B Foster Co., Class A(a)	1,345	36,853
Lincoln Electric Holdings, Inc.	8,449	1,980,868
Lindsay Corp.	1,596	177,539
Luxfer Holdings PLC	3,457	42,175
Manitowoc Co., Inc.(a)	6,065	61,681
Mayville Engineering Co., Inc.(a)(b)	1,787	31,844
Microvast Holdings, Inc.(a)(b)	30,712	167,380
Middleby Corp.(a)	7,953	988,001
Miller Industries, Inc.	1,617	64,906
Mueller Industries, Inc.	16,953	1,794,814
Mueller Water Products, Inc., Class A	23,813	611,042
Nordson Corp.	8,387	1,945,365
Omega Flex, Inc.	303	8,378
Oshkosh Corp.	10,079	1,242,640
Palladyne AI Corp.(a)(b)	4,048	33,882
Park-Ohio Holdings Corp.	1,948	40,187
Pentair PLC	25,457	2,707,352
Proto Labs, Inc.(a)	3,555	176,897
RBC Bearings, Inc.(a)	4,827	2,068,514
REV Group, Inc.	7,871	403,546
Richtech Robotics, Inc., Class B(a)	10,028	48,335
Snap-on, Inc.	7,978	2,677,018
SPX Technologies, Inc.(a)	7,478	1,674,249
Standex International Corp.	1,899	442,904
Stanley Black & Decker, Inc.	24,153	1,635,641
Tennant Co.	2,701	216,080
Terex Corp.	10,561	486,017
Timken Co.	10,020	786,670
Titan International, Inc.(a)	7,672	57,924
Toro Co.	15,265	1,140,754
Trinity Industries, Inc.	12,776	349,679
Wabash National Corp.	5,936	47,607
Watts Water Technologies, Inc., Class A	4,283	1,167,546
Worthington Enterprises, Inc.	4,898	274,729
		48,534,197
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(a)	1,168	15,114
Costamare, Inc.	7,189	87,850
Genco Shipping & Trading Ltd.	6,147	104,745
Himalaya Shipping Ltd.	3,990	31,282
Kirby Corp.(a)	8,963	927,491
Matson, Inc.	4,969	501,620
Security	Shares	Value
Marine Transportation (continued)
Pangaea Logistics Solutions Ltd.	5,589	$ 27,666
Safe Bulkers, Inc.	10,766	50,492
		1,746,260
Media — 1.1%
Advantage Solutions, Inc., Class A(a)(b)	12,254	15,685
Altice USA, Inc., Class A(a)(b)	40,661	90,674
AMC Networks, Inc., Class A(a)	5,129	38,878
Boston Omaha Corp., Class A(a)(b)	3,222	40,984
Cable One, Inc.	792	117,652
DoubleVerify Holdings, Inc.(a)	21,053	239,583
EchoStar Corp., Class A(a)(b)	20,975	1,570,398
Emerald Holding, Inc.	3,103	13,622
Entravision Communications Corp., Class A	10,666	22,079
EW Scripps Co., Class A(a)	9,280	22,550
Gambling.com Group Ltd.(a)(b)	2,414	17,212
Gannett Co., Inc.(a)(b)	22,677	120,188
Gray Media, Inc.	14,268	65,205
Ibotta, Inc., Class A(a)(b)	2,002	64,584
iHeartMedia, Inc., Class A(a)(b)	18,544	55,076
Integral Ad Science Holding Corp.(a)	11,474	117,149
Interpublic Group of Cos., Inc.	58,286	1,495,619
John Wiley & Sons, Inc., Class A	6,147	226,640
Liberty Broadband Corp., Class A(a)	3,144	168,172
Liberty Broadband Corp., Class C(a)	17,035	916,824
Magnite, Inc.(a)	22,556	403,301
National CineMedia, Inc.	10,342	45,712
New York Times Co., Class A	25,072	1,428,853
News Corp., Class A	59,998	1,589,947
News Corp., Class B	20,317	619,059
Newsmax, Inc., Class B(a)	1,545	15,450
Nexstar Media Group, Inc., Class A	4,530	886,657
Nexxen International Ltd.(a)(b)	5,907	48,555
NIQ Global Intelligence PLC(a)	8,464	104,954
PubMatic, Inc., Class A(a)	6,261	52,342
Scholastic Corp.	3,240	92,891
Sinclair, Inc., Class A	6,349	86,727
Sirius XM Holdings, Inc.	28,882	626,451
Stagwell, Inc., Class A(a)(b)	17,460	82,935
TechTarget, Inc.(a)	3,502	19,226
TEGNA, Inc.	24,677	485,397
Thryv Holdings, Inc.(a)	5,707	44,001
WideOpenWest, Inc.(a)	7,208	36,977
		12,088,209
Metals & Mining — 1.6%
Alcoa Corp.	40,686	1,496,838
Alpha Metallurgical Resources, Inc.(a)	1,802	312,215
American Battery Technology Co.(a)(b)	11,493	58,959
Caledonia Mining Corp. PLC	2,519	70,834
Century Aluminum Co.(a)	8,360	247,623
Cleveland-Cliffs, Inc.(a)	77,340	961,336
Coeur Mining, Inc.(a)	99,153	1,702,457
Commercial Metals Co.	18,123	1,075,781
Compass Minerals International, Inc.(a)	5,252	91,070
Constellium SE, Class A(a)	21,597	339,721
Contango ORE, Inc.(a)	1,249	26,804
Critical Metals Corp.(a)(b)	3,282	42,469
Dakota Gold Corp.(a)(b)	14,232	58,067
Ferroglobe PLC	20,595	99,886
Friedman Industries, Inc.	640	13,594
Hecla Mining Co.	91,800	1,181,466

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Idaho Strategic Resources, Inc.(a)(b)	1,724	$ 56,995
Ivanhoe Electric, Inc.(a)(b)	12,618	186,620
Kaiser Aluminum Corp.	2,446	221,436
Lifezone Metals Ltd.(a)(b)	3,964	19,701
Materion Corp.	3,132	359,021
Metallus, Inc.(a)	5,274	92,770
MP Materials Corp., Class A(a)(b)	20,280	1,279,465
NioCorp Developments Ltd.(a)	7,895	58,186
Novagold Resources, Inc.(a)(b)	47,601	394,612
Olympic Steel, Inc.	1,376	50,912
Perpetua Resources Corp.(a)(b)	11,974	287,735
Ramaco Resources, Inc., Class A(a)	4,194	127,330
Reliance, Inc.	8,209	2,318,468
Royal Gold, Inc.	12,739	2,226,650
Ryerson Holding Corp.	4,159	91,748
SSR Mining, Inc.(a)	31,013	699,653
SunCoke Energy, Inc.	12,941	103,657
Tredegar Corp.(a)	7,423	51,293
U.S. Antimony Corp.(a)(b)	14,870	120,001
U.S. Gold Corp.(a)	2,263	34,669
Vox Royalty Corp.	5,389	23,011
Warrior Met Coal, Inc.	7,963	540,210
Worthington Steel, Inc.	5,097	163,053
		17,286,316
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.(a)(b)	755	15,855
Advanced Flower Capital, Inc.	4,961	16,123
AG Mortgage Investment Trust, Inc.	4,616	32,958
AGNC Investment Corp.	160,340	1,603,400
Angel Oak Mortgage REIT, Inc.	1,862	16,888
Annaly Capital Management, Inc.	100,078	2,118,651
Apollo Commercial Real Estate Finance, Inc.	20,104	196,818
Arbor Realty Trust, Inc.	15,209	153,459
Ares Commercial Real Estate Corp., Class C	7,519	33,535
ARMOUR Residential REIT, Inc.	20,423	331,261
Blackstone Mortgage Trust, Inc., Class A	24,614	454,867
BrightSpire Capital, Inc., Class A	18,869	97,364
Chicago Atlantic Real Estate Finance, Inc.	2,675	34,401
Chimera Investment Corp.	12,157	155,123
Claros Mortgage Trust, Inc.	14,303	45,770
Dynex Capital, Inc.	24,580	325,439
Ellington Financial, Inc.	15,225	202,797
Franklin BSP Realty Trust, Inc.	10,225	103,682
Invesco Mortgage Capital, Inc.	9,880	74,396
KKR Real Estate Finance Trust, Inc.	7,691	62,605
Ladder Capital Corp., Class A	18,781	198,515
Lument Finance Trust, Inc.	4,388	6,845
MFA Financial, Inc.	15,473	139,102
New York Mortgage Trust, Inc.	12,804	85,403
Nexpoint Real Estate Finance, Inc.	971	12,662
Orchid Island Capital, Inc.	15,896	114,928
PennyMac Mortgage Investment Trust	12,454	149,946
Ready Capital Corp.	24,250	71,053
Redwood Trust, Inc.	22,713	120,606
Rithm Capital Corp.	89,339	980,049
Rithm Property Trust, Inc.	3,759	10,037
Seven Hills Realty Trust	3,105	29,373
Starwood Property Trust, Inc.	55,966	1,017,462
Sunrise Realty Trust, Inc.	1,165	11,510
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	9,161	$ 79,243
Two Harbors Investment Corp.	16,220	157,658
		9,259,784
Multi-Utilities — 0.5%
Avista Corp.	12,829	488,143
Black Hills Corp.	11,481	728,240
NiSource, Inc.	74,088	3,119,846
Northwestern Energy Group, Inc.	9,470	565,075
Unitil Corp.	2,060	100,425
		5,001,729
Office REITs — 0.7%
Brandywine Realty Trust	25,479	87,393
BXP, Inc.	24,908	1,773,201
City Office REIT, Inc.	5,152	35,549
COPT Defense Properties	17,657	497,398
Cousins Properties, Inc.	26,697	692,253
Douglas Emmett, Inc.	13,848	179,193
Easterly Government Properties, Inc.	5,957	128,790
Empire State Realty Trust, Inc., Class A	20,316	150,135
Franklin Street Properties Corp.	10,872	13,046
Highwoods Properties, Inc.	16,444	470,792
Hudson Pacific Properties, Inc.(a)	63,098	153,959
JBG SMITH Properties	10,457	203,807
Kilroy Realty Corp.	18,184	768,274
NET Lease Office Properties	2,126	62,398
Paramount Group, Inc.(a)	29,130	190,510
Peakstone Realty Trust	5,556	75,062
Piedmont Realty Trust, Inc., Class A	18,423	148,489
Postal Realty Trust, Inc., Class A	3,425	50,724
SL Green Realty Corp.	11,137	571,885
Vornado Realty Trust	27,454	1,041,605
		7,294,463
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	51,215	883,459
Antero Resources Corp.(a)	45,733	1,413,607
APA Corp.	56,249	1,274,040
Ardmore Shipping Corp.	5,582	70,277
Berry Corp.	12,130	40,878
BKV Corp.(a)	2,388	56,333
California Resources Corp.	10,480	494,342
Calumet, Inc.(a)	10,440	204,206
Centrus Energy Corp., Class A(a)(b)	2,448	899,542
Chord Energy Corp.	8,999	816,389
Civitas Resources, Inc.	15,117	435,823
Clean Energy Fuels Corp.(a)	27,291	78,052
CNX Resources Corp.(a)	21,461	722,377
Comstock Resources, Inc.(a)	11,619	217,856
Core Natural Resources, Inc.	7,972	629,788
Crescent Energy Co., Class A	26,447	222,948
CVR Energy, Inc.(a)	4,770	169,764
Delek U.S. Holdings, Inc.	9,474	357,738
DHT Holdings, Inc.	19,671	261,231
Diversified Energy Co. PLC	8,443	106,804
Dorian LPG Ltd.	5,647	162,916
DT Midstream, Inc.(a)	15,691	1,718,008
Empire Petroleum Corp.(a)(b)	1,329	4,000
Encore Energy Corp.(a)(b)	27,220	84,110
Energy Fuels, Inc./Canada(a)(b)	33,897	695,227
Epsilon Energy Ltd.	1,559	7,483
Evolution Petroleum Corp.	2,595	11,366
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Excelerate Energy, Inc., Class A	3,726	$ 96,541
FLEX LNG Ltd.	4,550	118,164
FutureFuel Corp.	3,064	12,042
Gevo, Inc.(a)(b)	32,786	76,719
Golar LNG Ltd.	14,970	614,518
Granite Ridge Resources, Inc.	6,632	35,017
Green Plains, Inc.(a)(b)	9,260	95,193
Gulfport Energy Corp.(a)	2,620	487,346
HF Sinclair Corp.	25,163	1,298,411
HighPeak Energy, Inc.(b)	2,690	17,889
Infinity Natural Resources, Inc., Class A(a)	2,230	25,600
International Seaways, Inc.	6,703	343,395
Kinetik Holdings, Inc., Class A	6,536	251,701
Kolibri Global Energy, Inc.(a)	5,451	23,821
Kosmos Energy Ltd.(a)(b)	72,453	113,751
Lightbridge Corp.(a)(b)	3,020	81,027
Magnolia Oil & Gas Corp., Class A	29,589	664,569
Matador Resources Co.	18,626	734,982
Murphy Oil Corp.	20,950	592,885
NACCO Industries, Inc., Class A	484	20,464
Navigator Holdings Ltd.	4,482	73,684
New Fortress Energy, Inc., Class A(a)(b)	26,317	33,949
NextDecade Corp.(a)(b)	20,965	124,322
Nordic American Tankers Ltd.	29,857	109,874
Northern Oil & Gas, Inc.	16,369	362,246
Ovintiv, Inc.	40,402	1,515,479
Par Pacific Holdings, Inc.(a)	8,188	327,356
PBF Energy, Inc., Class A	12,974	443,322
Peabody Energy Corp.	18,574	509,299
Permian Resources Corp., Class A	105,235	1,321,752
Prairie Operating Co.(a)(b)	1,508	3,091
PrimeEnergy Resources Corp.(a)	67	9,061
Range Resources Corp.	37,288	1,325,588
REX American Resources Corp.(a)	4,438	142,149
Riley Exploration Permian, Inc.	1,889	49,152
Sable Offshore Corp., Class A(a)(b)	12,102	126,587
SandRidge Energy, Inc.	4,314	51,380
Scorpio Tankers, Inc.	6,673	411,724
SFL Corp. Ltd.	18,682	139,368
SM Energy Co.	17,684	369,419
Summit Midstream Corp.(a)	1,157	25,361
Talos Energy, Inc.(a)	18,379	180,298
Teekay Corp. Ltd.	8,272	79,577
Teekay Tankers Ltd., Class A	3,696	225,456
Uranium Energy Corp.(a)(b)	64,536	976,430
VAALCO Energy, Inc.	15,627	61,414
Viper Energy, Inc., Class A	26,466	994,063
Vital Energy, Inc.(a)	4,456	70,004
Vitesse Energy, Inc.	4,052	88,131
W&T Offshore, Inc.	15,149	31,813
World Kinect Corp.	8,247	213,185
		28,137,133
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	2,405	42,448
Louisiana-Pacific Corp.	9,941	865,960
Magnera Corp.(a)(b)	4,999	45,441
Sylvamo Corp.	5,156	209,334
		1,163,183
Passenger Airlines(a) — 0.4%
Alaska Air Group, Inc.	18,045	753,018
Allegiant Travel Co.	2,087	129,770
American Airlines Group, Inc.	103,521	1,359,231
Security	Shares	Value
Passenger Airlines (continued)
Frontier Group Holdings, Inc.(b)	12,692	$ 48,991
JetBlue Airways Corp.	53,461	224,536
Joby Aviation, Inc., Class A(b)	72,081	1,249,884
SkyWest, Inc.	6,211	624,081
Strata Critical Medical, Inc., Class A	10,430	52,463
Sun Country Airlines Holdings, Inc.	7,670	94,188
		4,536,162
Personal Care Products — 0.3%
Beauty Health Co., Class A(a)	17,592	25,157
BellRing Brands, Inc.(a)	19,996	602,479
Coty, Inc., Class A(a)	53,298	211,593
Edgewell Personal Care Co.	6,825	132,337
elf Beauty, Inc.(a)(b)	8,597	1,050,038
Herbalife Ltd.(a)(b)	15,869	126,952
Honest Co., Inc.(a)(b)	14,597	49,776
Interparfums, Inc.	2,781	247,926
Lifevantage Corp.	1,631	13,358
Medifast, Inc.(a)(b)	1,522	18,294
Nature’s Sunshine Products, Inc.(a)	2,161	29,130
Nu Skin Enterprises, Inc., Class A	7,141	76,551
Olaplex Holdings, Inc.(a)(b)	24,722	25,711
USANA Health Sciences, Inc.(a)	1,759	37,203
Waldencast PLC, Class A(a)	4,217	7,633
		2,654,138
Pharmaceuticals — 1.5%
Aardvark Therapeutics, Inc.(a)	767	8,199
Aclaris Therapeutics, Inc.(a)	13,779	34,723
Alumis, Inc.(a)	6,993	33,217
Amneal Pharmaceuticals, Inc., Class A(a)	22,925	248,048
Amphastar Pharmaceuticals, Inc.(a)	5,582	142,341
Amylyx Pharmaceuticals, Inc.(a)	10,940	152,394
ANI Pharmaceuticals, Inc.(a)	2,753	249,422
Aquestive Therapeutics, Inc.(a)(b)	12,268	83,668
Arvinas, Inc.(a)	10,250	103,935
Atea Pharmaceuticals, Inc.(a)(b)	9,408	30,576
Avadel Pharmaceuticals PLC(a)	13,504	255,091
Axsome Therapeutics, Inc.(a)	6,176	833,698
BioAge Labs, Inc.(a)	4,247	32,150
Biote Corp., Class A(a)	2,285	6,558
Collegium Pharmaceutical, Inc.(a)	4,842	174,312
Corcept Therapeutics, Inc.(a)	14,816	1,088,532
CorMedix, Inc.(a)(b)	12,076	134,406
Crinetics Pharmaceuticals, Inc.(a)(b)	13,551	589,468
Edgewise Therapeutics, Inc.(a)(b)	11,391	208,227
Elanco Animal Health, Inc.(a)	77,262	1,711,353
Enliven Therapeutics, Inc.(a)(b)	7,072	165,626
Esperion Therapeutics, Inc.(a)	29,414	87,360
Eton Pharmaceuticals, Inc.(a)(b)	4,155	74,832
Evolus, Inc.(a)(b)	8,590	55,491
EyePoint Pharmaceuticals, Inc.(a)(b)	9,884	129,382
Fulcrum Therapeutics, Inc.(a)	7,566	66,203
Harmony Biosciences Holdings, Inc.(a)	6,568	187,648
Harrow, Inc.(a)(b)	4,887	184,582
Indivior PLC(a)	18,627	547,075
Innoviva, Inc.(a)	9,264	168,605
Jazz Pharmaceuticals PLC(a)	9,080	1,249,771
Journey Medical Corp.(a)(b)	1,587	12,886
LENZ Therapeutics, Inc.(a)(b)	2,749	81,700
Ligand Pharmaceuticals, Inc.(a)	2,911	556,903
Liquidia Corp.(a)(b)	9,742	237,315
Maze Therapeutics, Inc.(a)	3,078	101,297
MBX Biosciences, Inc.(a)	2,399	52,682

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
MediWound Ltd.(a)(b)	1,124	$ 20,603
Mind Medicine MindMed, Inc.(a)(b)	11,564	164,209
Nuvation Bio, Inc., Class A(a)(b)	37,350	194,967
Ocular Therapeutix, Inc.(a)	28,702	334,665
Omeros Corp.(a)(b)	9,808	71,893
Organon & Co.	40,897	276,055
Pacira BioSciences, Inc.(a)	6,997	149,596
Perrigo Co. PLC	22,018	456,653
Phathom Pharmaceuticals, Inc.(a)	6,699	90,771
Phibro Animal Health Corp., Class A	3,300	138,798
Prestige Consumer Healthcare, Inc.(a)	7,528	456,197
Rapport Therapeutics, Inc.(a)	2,508	72,556
Septerna, Inc.(a)(b)	3,147	64,828
SIGA Technologies, Inc.	6,704	55,509
Supernus Pharmaceuticals, Inc.(a)	8,108	446,994
Tarsus Pharmaceuticals, Inc.(a)(b)	5,749	395,589
Terns Pharmaceuticals, Inc.(a)	14,195	117,251
Theravance Biopharma, Inc.(a)	6,365	93,311
Third Harmonic Bio, Inc.(a)(c)	3,754	113
Trevi Therapeutics, Inc.(a)	15,184	177,045
Tvardi Therapeutics, Inc.(a)(b)	603	2,804
Viatris, Inc.	184,928	1,915,854
WaVe Life Sciences Ltd.(a)	17,027	153,924
Xeris Biopharma Holdings, Inc.(a)	22,912	222,246
Zevra Therapeutics, Inc.(a)(b)	8,603	87,579
		16,239,686
Professional Services — 1.8%
Alight, Inc., Class A	64,881	186,857
Amentum Holdings, Inc.(a)	25,599	573,674
Asure Software, Inc.(a)(b)	4,391	38,860
Barrett Business Services, Inc.	3,356	135,817
BlackSky Technology, Inc., Class A(a)(b)	4,292	90,647
CACI International, Inc., Class A(a)	3,397	1,909,963
CBIZ, Inc.(a)(b)	7,817	429,935
Clarivate PLC(a)	55,902	190,067
Concentrix Corp.	7,042	283,863
Conduent, Inc.(a)	27,236	64,822
CRA International, Inc.	984	187,442
CSG Systems International, Inc.	4,249	332,569
Dayforce, Inc.(a)(b)	24,274	1,668,595
ExlService Holdings, Inc.(a)(b)	24,827	970,736
Exponent, Inc.	7,789	551,539
First Advantage Corp.(a)(b)	12,216	154,288
Forrester Research, Inc.(a)	977	6,966
Franklin Covey Co.(a)(b)	1,459	24,774
FTI Consulting, Inc.(a)	5,008	826,370
Genpact Ltd.	24,747	944,098
Heidrick & Struggles International, Inc.	3,056	178,379
HireQuest, Inc.	514	4,385
Huron Consulting Group, Inc.(a)	2,607	428,695
IBEX Holdings Ltd.(a)	1,537	57,438
ICF International, Inc.	2,804	225,105
Innodata, Inc.(a)(b)	4,580	341,714
Insperity, Inc.	5,531	244,028
KBR, Inc.	20,302	869,738
Kelly Services, Inc., Class A	4,472	50,131
Kforce, Inc.	2,683	67,880
Korn Ferry	8,007	518,053
Legalzoom.com, Inc.(a)	17,116	170,647
ManpowerGroup, Inc.	7,193	220,537
Maximus, Inc.	8,898	739,602
Security	Shares	Value
Professional Services (continued)
Mistras Group, Inc.(a)	2,658	$ 25,357
Parsons Corp.(a)	8,506	707,189
Paylocity Holding Corp.(a)	6,885	972,644
Planet Labs PBC, Class A(a)(b)	36,687	493,440
RCM Technologies, Inc.(a)(b)	627	14,484
Resolute Holdings Management, Inc.(a)(b)	576	42,428
Resources Connection, Inc.	5,413	23,817
Robert Half, Inc.	15,990	418,778
Science Applications International Corp.	7,492	702,075
Skillsoft Corp., Class A(a)	695	9,125
Spire Global, Inc., Class A(a)(b)	6,975	75,888
TIC Solutions, Inc.(a)(b)	25,300	306,889
TriNet Group, Inc.	4,556	273,360
TrueBlue, Inc.(a)	4,668	22,126
TTEC Holdings, Inc.(a)	2,564	8,948
Upwork, Inc.(a)(b)	19,211	306,223
Verra Mobility Corp., Class A(a)	24,504	568,738
Willdan Group, Inc.(a)	2,127	201,023
		18,860,746
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	10,505
Anywhere Real Estate, Inc.(a)	16,383	164,649
Compass, Inc., Class A(a)	73,024	563,015
Cushman & Wakefield PLC(a)	13,512	212,138
Douglas Elliman, Inc.(a)	11,602	28,657
eXp World Holdings, Inc.	12,598	129,004
Forestar Group, Inc.(a)	2,887	75,091
FRP Holdings, Inc.(a)	1,340	31,758
Howard Hughes Holdings, Inc.(a)(b)	4,813	381,575
Jones Lang LaSalle, Inc.(a)	7,374	2,249,734
Kennedy-Wilson Holdings, Inc.	17,413	131,642
Marcus & Millichap, Inc.	3,741	109,275
Maui Land & Pineapple Co., Inc.(a)	1,116	17,856
Newmark Group, Inc., Class A	24,938	444,645
RE/MAX Holdings, Inc., Class A(a)	1,639	12,997
Real Brokerage, Inc.(a)	15,621	58,110
RMR Group, Inc., Class A	2,232	34,529
Seaport Entertainment Group, Inc.(a)	764	18,389
St. Joe Co.	6,328	359,304
Stratus Properties, Inc.(a)	583	10,955
Tejon Ranch Co.(a)(b)	2,682	42,429
Transcontinental Realty Investors, Inc.(a)	239	10,712
Zillow Group, Inc., Class A(a)	7,680	549,350
Zillow Group, Inc., Class C(a)	25,446	1,907,941
		7,554,260
Residential REITs — 0.6%
American Homes 4 Rent, Class A	53,978	1,705,705
Apartment Investment and Management Co., Class A	20,226	107,602
BRT Apartments Corp.	862	12,680
Camden Property Trust	16,963	1,687,479
Centerspace	2,506	148,481
Clipper Realty, Inc.	8,171	31,785
Elme Communities	13,536	222,667
Equity LifeStyle Properties, Inc.	30,087	1,836,811
Independence Realty Trust, Inc.	35,472	565,069
NexPoint Residential Trust, Inc.	4,272	131,022
UMH Properties, Inc.	11,059	160,798
Veris Residential, Inc.	11,929	171,301
		6,781,400
Retail REITs — 1.3%
Acadia Realty Trust	20,427	389,543
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Agree Realty Corp.	16,909	$ 1,234,526
Alexander’s, Inc.	330	72,907
Brixmor Property Group, Inc.	48,843	1,277,733
CBL & Associates Properties, Inc.	3,270	96,694
Curbline Properties Corp.	14,122	325,653
Federal Realty Investment Trust	13,576	1,305,876
FrontView REIT, Inc.	2,070	27,531
Getty Realty Corp.	8,488	232,826
InvenTrust Properties Corp.	11,868	325,183
Kimco Realty Corp.	106,124	2,192,522
Kite Realty Group Trust	34,226	757,764
Macerich Co.	39,334	674,578
NETSTREIT Corp.	16,853	313,803
NNN REIT, Inc.	29,816	1,206,355
Phillips Edison & Co., Inc.	19,008	643,231
Regency Centers Corp.	28,743	1,981,830
Saul Centers, Inc.	2,376	70,353
SITE Centers Corp.	7,701	56,448
Tanger, Inc.	17,413	566,967
Urban Edge Properties	20,871	401,349
Whitestone REIT	7,567	94,890
		14,248,562
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A(a)	7,646	317,003
Aehr Test Systems(a)(b)	4,333	112,615
Aeluma, Inc.(a)(b)	1,482	24,171
Allegro MicroSystems, Inc.(a)	19,801	592,446
Alpha & Omega Semiconductor Ltd.(a)	3,814	107,021
Ambarella, Inc.(a)	6,235	531,409
Ambiq Micro, Inc.(a)	909	27,779
Amkor Technology, Inc.	17,582	567,547
Astera Labs, Inc.(a)	19,673	3,672,556
Atomera, Inc.(a)(b)	5,643	17,832
Axcelis Technologies, Inc.(a)(b)	4,857	386,423
Blaize Holdings, Inc.(a)(b)	13,539	52,938
CEVA, Inc.(a)	3,407	92,704
Cirrus Logic, Inc.(a)	8,055	1,068,496
Cohu, Inc.(a)	6,882	163,723
Credo Technology Group Holding Ltd.(a)	22,878	4,292,370
Diodes, Inc.(a)	7,035	375,388
Enphase Energy, Inc.(a)	20,322	620,024
FormFactor, Inc.(a)	11,817	649,344
Ichor Holdings Ltd.(a)	5,084	115,305
Impinj, Inc.(a)	4,116	832,091
indie Semiconductor, Inc., Class A(a)(b)	29,407	158,210
Kopin Corp.(a)(b)	23,406	80,985
Kulicke & Soffa Industries, Inc.	8,620	344,197
Lattice Semiconductor Corp.(a)	21,270	1,551,859
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	9,911	1,468,116
MaxLinear, Inc.(a)	12,249	185,572
MKS, Inc.	10,509	1,510,248
Navitas Semiconductor Corp.(a)(b)	20,364	274,099
NVE Corp.	665	45,918
Onto Innovation, Inc.(a)	7,710	1,040,542
PDF Solutions, Inc.(a)	4,226	123,103
Penguin Solutions, Inc.(a)(b)	8,249	183,705
Photronics, Inc.(a)	9,385	224,302
Power Integrations, Inc.	8,987	376,465
Qorvo, Inc.(a)	13,279	1,260,443
Rambus, Inc.(a)	16,898	1,737,790
Rigetti Computing, Inc.(a)(b)	49,400	2,186,938
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	13,314	$ 903,488
Silicon Laboratories, Inc.(a)	4,956	649,633
SiTime Corp.(a)	3,338	966,818
SkyWater Technology, Inc.(a)	3,773	65,971
Skyworks Solutions, Inc.	23,496	1,826,109
Synaptics, Inc.(a)	5,997	425,427
Ultra Clean Holdings, Inc.(a)	6,751	185,045
Universal Display Corp.	6,902	1,016,527
Veeco Instruments, Inc.(a)	8,255	237,331
		33,648,026
Software — 5.4%
8x8, Inc.(a)(b)	18,324	33,716
A10 Networks, Inc.	11,051	197,150
ACI Worldwide, Inc.(a)	16,638	792,468
Adeia, Inc.	16,940	288,658
Agilysys, Inc.(a)	3,976	498,829
Airship AI Holdings, Inc., Class A(a)(b)	3,489	16,573
Alarm.com Holdings, Inc.(a)	7,227	355,713
Alkami Technology, Inc.(a)(b)	10,234	207,648
Amplitude, Inc., Class A(a)(b)	13,076	131,414
Appfolio, Inc., Class A(a)	3,460	880,328
Appian Corp., Class A(a)	5,900	176,587
Arteris, Inc.(a)(b)	4,912	66,852
Asana, Inc., Class A(a)(b)	14,094	198,021
AudioEye, Inc.(a)	694	10,667
Aurora Innovation, Inc., Class A(a)(b)	165,172	865,501
AvePoint, Inc., Class A(a)	19,935	280,485
Bentley Systems, Inc., Class B	24,749	1,257,992
Bill Holdings, Inc.(a)	14,906	740,232
Bit Digital, Inc.(a)	52,618	192,582
Bitdeer Technologies Group, Class A(a)	13,961	309,934
Blackbaud, Inc.(a)	5,820	372,713
BlackLine, Inc.(a)	8,076	462,351
Blend Labs, Inc., Class A(a)(b)	33,140	109,693
Box, Inc., Class A(a)	21,167	679,249
Braze, Inc., Class A(a)	11,848	339,564
C3.ai, Inc., Class A(a)(b)	18,724	329,168
CCC Intelligent Solutions Holdings, Inc.(a)(b)	84,191	734,146
Cerence, Inc.(a)(b)	6,962	74,702
Cipher Mining, Inc.(a)(b)	41,092	766,366
Cleanspark, Inc.(a)	42,632	758,850
Clear Secure, Inc., Class A	12,611	384,257
Clearwater Analytics Holdings, Inc., Class A(a)(b)	38,649	711,528
Commvault Systems, Inc.(a)	6,870	956,441
Confluent, Inc., Class A(a)	44,019	1,028,724
Consensus Cloud Solutions, Inc.(a)	3,229	94,674
Core Scientific, Inc.(a)(b)	44,490	958,315
CS Disco, Inc.(a)	8,077	51,047
Daily Journal Corp.(a)(b)	186	75,337
Digimarc Corp.(a)(b)	2,533	24,646
Digital Turbine, Inc.(a)	15,897	99,197
Dolby Laboratories, Inc., Class A	9,582	635,478
Domo, Inc., Class B(a)(b)	5,582	76,473
Dropbox, Inc., Class A(a)	28,794	835,026
D-Wave Quantum, Inc.(a)(b)	47,769	1,770,319
Dynatrace, Inc.(a)	45,613	2,306,649
eGain Corp.(a)(b)	1,349	19,453
Elastic NV(a)	14,284	1,274,419
EverCommerce, Inc.(a)(b)	3,177	36,821
Expensify, Inc., Class A(a)	11,649	18,988
Five9, Inc.(a)(b)	11,579	281,138
Freshworks, Inc., Class A(a)	30,890	342,879

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Gen Digital, Inc.	86,667	$ 2,284,542
Gitlab, Inc., Class A(a)(b)	20,941	1,020,874
Guidewire Software, Inc.(a)	13,008	3,039,189
Hut 8 Corp.(a)	14,706	745,006
I3 Verticals, Inc., Class A(a)(b)	3,281	100,891
Informatica, Inc., Class A(a)	16,244	403,988
Intapp, Inc.(a)	8,581	329,339
InterDigital, Inc.	4,030	1,458,699
Jamf Holding Corp.(a)	10,788	138,626
Kaltura, Inc.(a)	14,439	22,380
Life360, Inc.(a)	2,530	249,736
LiveRamp Holdings, Inc.(a)	9,738	266,237
Manhattan Associates, Inc.(a)	9,309	1,694,890
MARA Holdings, Inc.(a)(b)	57,924	1,058,272
Mitek Systems, Inc.(a)	6,892	63,475
N-able, Inc.(a)	10,992	86,067
nCino, Inc.(a)(b)	17,354	463,005
NCR Voyix Corp.(a)(b)	22,345	254,956
NextNav, Inc.(a)(b)	13,547	180,852
Nutanix, Inc., Class A(a)	39,639	2,823,882
ON24, Inc.(a)	1,990	10,985
OneSpan, Inc.	5,596	63,794
Ooma, Inc.(a)	3,448	38,721
Pagaya Technologies Ltd., Class A(a)(b)	7,277	195,679
PagerDuty, Inc.(a)	12,508	200,878
PAR Technology Corp.(a)(b)	6,034	213,242
Pegasystems, Inc.	13,312	847,309
Porch Group, Inc.(a)(b)	12,709	191,270
Procore Technologies, Inc.(a)(b)	18,059	1,333,115
Progress Software Corp.(a)	7,058	300,953
PROS Holdings, Inc.(a)(b)	6,469	149,110
Q2 Holdings, Inc.(a)	9,860	608,954
Qualys, Inc.(a)	5,663	698,021
Rapid7, Inc.(a)	9,619	178,048
Red Violet, Inc.	1,627	87,256
ReposiTrak, Inc.(b)	1,533	23,010
Rezolve AI PLC(a)(b)	23,358	100,206
Rimini Street, Inc.(a)	8,507	33,858
RingCentral, Inc., Class A(a)	12,491	376,229
Riot Platforms, Inc.(a)	54,074	1,069,584
Rubrik, Inc., Class A(a)	18,270	1,375,183
SailPoint, Inc.(a)(b)	9,401	203,814
Sapiens International Corp. NV	4,701	202,378
SEMrush Holdings, Inc., Class A(a)(b)	6,911	50,174
SentinelOne, Inc., Class A(a)	45,194	806,713
Silvaco Group, Inc.(a)	1,222	7,198
SoundHound AI, Inc., Class A(a)(b)	55,833	983,777
SoundThinking, Inc.(a)	1,458	13,632
Sprinklr, Inc., Class A(a)	16,429	126,832
Sprout Social, Inc., Class A(a)	7,741	79,500
SPS Commerce, Inc.(a)	5,714	469,919
Synchronoss Technologies, Inc.(a)(b)	1,475	7,736
Telos Corp.(a)	8,840	60,642
Tenable Holdings, Inc.(a)	18,331	531,966
Teradata Corp.(a)	14,623	304,890
Terawulf, Inc.(a)(b)	44,310	686,805
UiPath, Inc., Class A(a)	64,496	1,022,907
Unity Software, Inc.(a)	49,398	1,872,184
Varonis Systems, Inc.(a)(b)	17,304	609,620
Verint Systems, Inc.(a)	9,530	193,268
Vertex, Inc., Class A(a)(b)	9,997	228,931
Viant Technology, Inc., Class A(a)	2,514	22,324
Security	Shares	Value
Software (continued)
Weave Communications, Inc.(a)	9,780	$ 72,470
WM Technology, Inc., Class A(a)	16,413	17,234
Workiva, Inc., Class A(a)(b)	7,608	646,756
Xperi, Inc.(a)	7,229	48,579
Yext, Inc.(a)	16,512	139,857
Zeta Global Holdings Corp., Class A(a)	28,733	516,907
		58,817,285
Specialized REITs — 0.8%
CubeSmart	35,989	1,355,706
EPR Properties	11,597	568,485
Farmland Partners, Inc.	6,592	66,118
Four Corners Property Trust, Inc.	16,194	382,826
Gaming and Leisure Properties, Inc.	42,138	1,881,883
Gladstone Land Corp.	4,000	36,240
Lamar Advertising Co., Class A	13,866	1,644,369
Millrose Properties, Inc., Class A	18,572	598,204
National Storage Affiliates Trust	11,292	328,484
Outfront Media, Inc.	22,085	390,684
PotlatchDeltic Corp.	12,634	505,360
Rayonier, Inc.	25,167	555,436
Safehold, Inc.	9,001	129,884
Smartstop Self Storage REIT, Inc.	4,411	151,518
		8,595,197
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	7,693
Abercrombie & Fitch Co., Class A(a)	7,137	517,789
Academy Sports & Outdoors, Inc.	10,250	490,872
Advance Auto Parts, Inc.	9,193	433,266
American Eagle Outfitters, Inc.	24,883	415,795
America’s Car-Mart, Inc.(a)	988	21,973
Arhaus, Inc., Class A(a)	9,761	97,805
Arko Corp., Class A	11,697	51,525
Asbury Automotive Group, Inc.(a)	3,105	728,433
AutoNation, Inc.(a)	4,268	853,045
BARK, Inc., Class A(a)(b)	18,801	17,068
Barnes & Noble Education, Inc.(a)(b)	2,381	21,739
Bath & Body Works, Inc.	33,907	830,043
Bed Bath and Beyond, Inc.(a)(b)	8,366	64,502
Boot Barn Holdings, Inc.(a)	4,833	916,578
Buckle, Inc.	5,195	284,686
Build-A-Bear Workshop, Inc.	1,784	96,728
Caleres, Inc.	5,269	58,170
Camping World Holdings, Inc., Class A	9,221	121,348
CarMax, Inc.(a)	23,390	980,275
Citi Trends, Inc.(a)	847	30,340
Designer Brands, Inc., Class A	4,833	17,834
Dick’s Sporting Goods, Inc.	9,900	2,192,355
EVgo, Inc., Class A(a)(b)	20,047	82,393
Five Below, Inc.(a)	8,463	1,330,976
Floor & Decor Holdings, Inc., Class A(a)	16,647	1,040,105
GameStop Corp., Class A(a)(b)	64,016	1,426,917
Gap, Inc.	35,418	809,301
Genesco, Inc.(a)	1,470	42,645
Group 1 Automotive, Inc.	1,918	762,482
Haverty Furniture Cos., Inc.	2,296	50,076
J Jill, Inc.	999	15,055
Lands’ End, Inc.(a)(b)	1,371	21,580
Lithia Motors, Inc., Class A	4,025	1,264,172
MarineMax, Inc.(a)	2,992	74,112
Monro, Inc.	4,406	64,548
Murphy USA, Inc.	2,828	1,012,990
National Vision Holdings, Inc.(a)	11,928	307,146
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
ODP Corp.(a)	4,294	$ 119,717
OneWater Marine, Inc., Class A(a)(b)	1,616	25,096
Penske Automotive Group, Inc.	2,925	468,205
Petco Health & Wellness Co., Inc.(a)	11,638	37,009
RealReal, Inc.(a)(b)	14,284	174,408
Revolve Group, Inc., Class A(a)	6,252	138,294
RH(a)(b)	2,347	404,834
Sally Beauty Holdings, Inc.(a)	15,994	241,669
Shoe Carnival, Inc.	2,792	51,177
Signet Jewelers Ltd.	6,298	622,557
Sleep Number Corp.(a)(b)	3,622	19,921
Sonic Automotive, Inc., Class A	2,372	150,693
Stitch Fix, Inc., Class A(a)(b)	16,786	70,333
ThredUp, Inc., Class A(a)	14,705	129,257
Tile Shop Holdings, Inc.(a)(b)	3,396	21,259
Torrid Holdings, Inc.(a)	4,943	6,179
Upbound Group, Inc.	8,292	160,699
Urban Outfitters, Inc.(a)	9,556	617,413
Valvoline, Inc.(a)	20,268	669,047
Victoria’s Secret & Co.(a)(b)	10,642	375,130
Warby Parker, Inc., Class A(a)	14,981	293,478
Wayfair, Inc., Class A(a)(b)	14,758	1,527,601
Winmark Corp.	432	174,169
Zumiez, Inc.(a)	2,000	43,300
		24,095,805
Technology Hardware, Storage & Peripherals — 1.2%
CompoSecure, Inc., Class A(a)	6,991	138,841
Corsair Gaming, Inc.(a)	7,716	62,885
CPI Card Group, Inc.(a)	979	15,312
Diebold Nixdorf, Inc.(a)	4,176	247,011
Eastman Kodak Co.(a)(b)	10,980	69,613
Immersion Corp.	4,420	29,570
IonQ, Inc.(a)(b)	42,851	2,673,045
Pure Storage, Inc., Class A(a)	48,430	4,780,041
Quantum Computing, Inc.(a)(b)	20,754	346,799
Sandisk Corp.(a)	21,161	4,218,022
Turtle Beach Corp.(a)(b)	3,044	51,444
Xerox Holdings Corp.	18,801	62,419
		12,695,002
Textiles, Apparel & Luxury Goods — 1.1%
Amer Sports, Inc.(a)	23,857	745,054
Birkenstock Holding PLC(a)	8,770	350,011
Capri Holdings Ltd.(a)	17,706	367,400
Carter’s, Inc.	5,646	177,284
Columbia Sportswear Co.	3,919	194,500
Crocs, Inc.(a)	8,316	679,334
Ermenegildo Zegna NV	9,440	96,382
Figs, Inc., Class A(a)(b)	13,878	103,530
G-III Apparel Group Ltd.(a)	6,156	165,289
Hanesbrands, Inc.(a)	54,298	358,910
Kontoor Brands, Inc.	8,766	709,345
Lakeland Industries, Inc.(b)	1,222	20,114
Movado Group, Inc.	2,667	48,566
Oxford Industries, Inc.	2,312	85,197
PVH Corp.	7,565	592,566
Ralph Lauren Corp., Class A	5,905	1,887,592
Rocky Brands, Inc.	1,136	32,024
Steven Madden Ltd.	11,442	387,998
Superior Group of Cos., Inc.	2,190	20,455
Tapestry, Inc.	32,430	3,561,463
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A(a)	29,982	$ 138,217
Under Armour, Inc., Class C(a)(b)	28,861	128,143
VF Corp.	54,382	763,523
Wolverine World Wide, Inc.	12,336	280,027
		11,892,924
Tobacco — 0.0%
Ispire Technology, Inc.(a)(b)	1,708	3,194
Turning Point Brands, Inc.	2,647	237,965
Universal Corp.	3,810	193,091
		434,250
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	16,337	1,043,281
Alta Equipment Group, Inc., Class A	3,056	18,703
Applied Industrial Technologies, Inc.	5,956	1,531,228
BlueLinx Holdings, Inc.(a)	1,298	84,941
Boise Cascade Co.	6,159	434,148
Core & Main, Inc., Class A(a)	29,618	1,545,467
Custom Truck One Source, Inc.(a)(b)	9,045	53,275
Distribution Solutions Group, Inc.(a)(b)	1,168	31,933
DNOW, Inc.(a)	16,158	237,523
DXP Enterprises, Inc.(a)	1,987	237,744
EVI Industries, Inc.	632	17,026
FTAI Aviation Ltd.	15,822	2,735,624
GATX Corp.	5,609	879,772
Global Industrial Co.	1,988	56,499
Herc Holdings, Inc.	4,989	708,687
Hudson Technologies, Inc.(a)	6,427	58,325
Karat Packaging, Inc.	819	19,672
McGrath RentCorp	3,670	394,305
MRC Global, Inc.(a)	13,279	185,242
MSC Industrial Direct Co., Inc., Class A	6,999	594,285
NPK International, Inc.(a)	12,206	150,134
QXO, Inc.(a)(b)	95,535	1,688,103
Rush Enterprises, Inc., Class A	10,044	496,274
Rush Enterprises, Inc., Class B	1,327	69,628
SiteOne Landscape Supply, Inc.(a)	6,971	904,627
Titan Machinery, Inc.(a)	2,969	48,692
Transcat, Inc.(a)	1,372	99,676
Watsco, Inc.	5,399	1,986,886
WESCO International, Inc.	7,588	1,969,314
Willis Lease Finance Corp.	556	71,379
Xometry, Inc., Class A(a)(b)	6,596	321,159
		18,673,552
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp., Class A(a)(b)	2,830	27,960
Water Utilities — 0.3%
American States Water Co.	5,657	403,401
Cadiz, Inc.(a)(b)	6,768	35,870
California Water Service Group	8,960	397,645
Consolidated Water Co. Ltd.	2,091	71,115
Essential Utilities, Inc.	43,719	1,706,352
Global Water Resources, Inc.	1,533	15,207
H2O America	4,826	223,202
Middlesex Water Co.	2,627	150,974
Pure Cycle Corp.(a)	2,457	27,052
York Water Co.	1,540	47,848
		3,078,666
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	10,679	97,179

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA	15,774	$ 743,113
Spok Holdings, Inc.	2,335	33,367
Telephone and Data Systems, Inc.	16,033	622,401
		1,496,060
Total Common Stocks — 97.8% (Cost: $829,673,940)		1,056,368,252
Investment Companies
Equity Funds(d) — 1.6%
iShares Russell 2000 ETF(b)	44,599	10,981,612
iShares Russell Mid-Cap ETF	68,631	6,572,105
		17,553,717
Total Investment Companies — 1.6% (Cost: $17,223,431)		17,553,717
Rights
Biotechnology — 0.0%
Chinook Therapeutics, CVR(c)	5,455	927
Contra Aduro Biotech I, CVR(c)	658	329
GTX, Inc., CVR(b)(c)	23	—
Icosavax, Inc.	2,854	885
Inhibrx, Inc., CVR(c)	3,315	3,879
		6,020
Total Rights — 0.0% (Cost: $3,087)		6,020
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29)(a)(b)	127	377
Total Warrants — 0.0% (Cost: $ — )		377
Total Long-Term Investments — 99.4% (Cost: $846,900,458)		1,073,928,366
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	109,144,866	$ 109,199,438
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	7,564,175	7,564,175
Total Short-Term Securities — 10.8% (Cost: $116,765,630)		116,763,613
Total Investments — 110.2% (Cost: $963,666,088)		1,190,691,979
Liabilities in Excess of Other Assets — (10.2)%		(110,430,368)
Net Assets — 100.0%		$ 1,080,261,611

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 83,442,502	$ 25,750,327 (a)	$ —	$ 8,626	$ (2,017)	$ 109,199,438	109,144,866	$ 310,004 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,484,385	3,079,790 (a)	—	—	—	7,564,175	7,564,175	49,322	—
iShares Russell 2000 ETF	3,866,968	25,837,258	(19,810,158)	836,405	251,139	10,981,612	44,599	22,226	—
iShares Russell Mid-Cap ETF	2,914,475	15,798,423	(12,370,849)	240,082	(10,026)	6,572,105	68,631	17,449	—
				$ 1,085,113	$ 239,096	$ 134,317,330		$ 399,001	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	18	12/19/25	$ 2,241	$ 2,176
S&P Mid 400 E-Mini Index	8	12/19/25	2,606	(14,295)
				$ (12,119)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,490,541	$ —	$ —	$ 34,490,541
Air Freight & Logistics	4,235,190	—	—	4,235,190
Automobile Components	10,282,640	—	—	10,282,640
Automobiles	3,522,514	—	—	3,522,514
Banks	63,667,547	—	—	63,667,547
Beverages	4,239,469	—	—	4,239,469
Biotechnology	59,090,399	—	—	59,090,399
Broadline Retail	3,610,799	—	—	3,610,799
Building Products	18,361,895	—	—	18,361,895
Capital Markets	29,645,254	—	—	29,645,254
Chemicals	18,100,664	—	—	18,100,664
Commercial Services & Supplies	10,087,814	—	—	10,087,814
Communications Equipment	13,022,344	—	—	13,022,344
Construction & Engineering	30,377,831	—	—	30,377,831
Construction Materials	2,364,304	—	—	2,364,304
Consumer Finance	13,754,392	—	—	13,754,392
Consumer Staples Distribution & Retail	15,048,137	—	—	15,048,137
Containers & Packaging	11,301,126	—	—	11,301,126
Distributors	2,972,608	—	—	2,972,608
Diversified Consumer Services	11,828,450	—	—	11,828,450
Diversified REITs	2,283,509	—	—	2,283,509
Diversified Telecommunication Services	7,681,237	—	—	7,681,237
Electric Utilities	9,894,857	—	—	9,894,857

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 22,181,993	$ —	$ —	$ 22,181,993
Electronic Equipment, Instruments & Components	33,558,472	—	—	33,558,472
Energy Equipment & Services	12,055,348	—	—	12,055,348
Entertainment	5,719,693	—	—	5,719,693
Financial Services	20,448,448	—	—	20,448,448
Food Products	8,273,558	—	—	8,273,558
Gas Utilities	7,488,008	—	—	7,488,008
Ground Transportation	10,626,551	—	—	10,626,551
Health Care Equipment & Supplies	16,463,140	—	—	16,463,140
Health Care Providers & Services	23,924,740	—	—	23,924,740
Health Care REITs	7,556,362	—	—	7,556,362
Health Care Technology	3,282,933	—	—	3,282,933
Hotel & Resort REITs	4,606,287	—	—	4,606,287
Hotels, Restaurants & Leisure	25,995,099	—	—	25,995,099
Household Durables	16,636,822	—	—	16,636,822
Household Products	1,393,995	—	—	1,393,995
Independent Power and Renewable Electricity Producers	7,074,137	—	—	7,074,137
Industrial Conglomerates	127,391	—	—	127,391
Industrial REITs	7,586,682	—	—	7,586,682
Insurance	34,148,547	—	—	34,148,547
Interactive Media & Services	5,202,495	—	—	5,202,495
IT Services	7,622,984	—	—	7,622,984
Leisure Products	5,587,918	—	—	5,587,918
Life Sciences Tools & Services	14,102,173	—	—	14,102,173
Machinery	48,534,197	—	—	48,534,197
Marine Transportation	1,746,260	—	—	1,746,260
Media	12,088,209	—	—	12,088,209
Metals & Mining	17,286,316	—	—	17,286,316
Mortgage Real Estate Investment Trusts (REITs)	9,259,784	—	—	9,259,784
Multi-Utilities	5,001,729	—	—	5,001,729
Office REITs	7,294,463	—	—	7,294,463
Oil, Gas & Consumable Fuels	28,137,133	—	—	28,137,133
Paper & Forest Products	1,163,183	—	—	1,163,183
Passenger Airlines	4,536,162	—	—	4,536,162
Personal Care Products	2,654,138	—	—	2,654,138
Pharmaceuticals	16,239,573	—	113	16,239,686
Professional Services	18,860,746	—	—	18,860,746
Real Estate Management & Development	7,554,260	—	—	7,554,260
Residential REITs	6,781,400	—	—	6,781,400
Retail REITs	14,248,562	—	—	14,248,562
Semiconductors & Semiconductor Equipment	33,648,026	—	—	33,648,026
Software	58,817,285	—	—	58,817,285
Specialized REITs	8,039,761	555,436	—	8,595,197
Specialty Retail	24,095,805	—	—	24,095,805
Technology Hardware, Storage & Peripherals	12,695,002	—	—	12,695,002
Textiles, Apparel & Luxury Goods	11,892,924	—	—	11,892,924
Tobacco	434,250	—	—	434,250
Trading Companies & Distributors	18,673,552	—	—	18,673,552
Transportation Infrastructure	27,960	—	—	27,960
Water Utilities	3,078,666	—	—	3,078,666
Wireless Telecommunication Services	1,496,060	—	—	1,496,060
Investment Companies	17,553,717	—	—	17,553,717
Rights	—	885	5,135	6,020
Warrants	—	377	—	377
Short-Term Securities
Money Market Funds	116,763,613	—	—	116,763,613
	$1,190,130,033	$556,698	$5,248	$1,190,691,979
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,176	$ —	$ —	$ 2,176
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (14,295)	$ —	$ —	$ (14,295)
	$(12,119)	$—	$—	$(12,119)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s